As filed with the Securities and Exchange Commission on December 20, 2013
File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	420	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	422	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on December 26, 2013 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 420 to the Registration Statement of Trust for Professional Managers (the “Trust”) is being filed for the purpose of responding to Staff comments with respect to adding five new series to the Trust, Rockefeller Core Equity Fund, Rockefeller Select Equity Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, and Rockefeller Intermediate Tax Exempt New York Bond Fund, and to make other permissible changes under Rule 485(b).

Prospectus

December 26, 2013

Rockefeller Core Equity Fund
Institutional Class Shares (Symbol:  RCEQX )
Advisor Class Shares (Symbol: RCCQX )

Rockefeller Select Equity Fund
Institutional Class Shares (Symbol:  RCSQX )
Advisor Class Shares (Symbol: RCSLX )

Rockefeller Core Taxable Bond Fund
Institutional Class Shares (Symbol:  RCFIX )
Advisor Class Shares (Symbol: RCFAX )

Rockefeller Intermediate Tax Exempt National Bond Fund
Institutional Class Shares (Symbol:  RCTEX )
Advisor Class Shares (Symbol: RCTAX )

Rockefeller Intermediate Tax Exempt New York Bond Fund
Institutional Class Shares (Symbol:  RCNYX )
Advisor Class Shares (Symbol: RCNEX )

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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Rockefeller Funds
Each a series of Trust for Professional Managers (the “Trust”)

The Rockefeller Core Equity Fund and the Rockefeller Select Equity Fund are not currently offered for purchase.

The Advisor Class Shares of the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund are not currently offered for purchase.

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Summary Section

Rockefeller Core Equity Fund

Investment Objective
The Rockefeller Core Equity Fund (the “Core Equity Fund” or the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fees	None	0.15%
Other Expenses(1)	0.28%	0.28%
Total Annual Fund Operating Expenses	1.13%	1.28%
Less: Fee Waiver and/or Expense Reimbursement	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.99%	1.14%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(2)
Pursuant to an operating expense limitation agreement between Rockefeller & Co., Inc., the Fund’s investment adviser (the “Adviser”), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 0.99% and 1.14% of the Fund’s average daily net assets for Institutional Class shares and Advisor Class shares, respectively, through at least December 26, 2016.  The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund’s expenses in effect at the time of the waiver.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years
Institutional Class	$101	$315
Advisor Class	$116	$362

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

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Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund invests in securities of U.S. and foreign issuers of any size, with a focus on larger, more established companies.  The Fund’s investments in foreign securities may include securities of companies in emerging markets or less developed countries.  Equity securities in which the Fund may invest include common stocks, preferred stocks, and interests in other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities.  The Fund’s investments in common stocks of foreign companies may include depositary receipts, such as American Depositary Receipts (“ADRs”).  The Fund invests a portion of its assets in securities that are traded in currencies other than U.S. dollars, so the Fund may buy and sell foreign currencies to facilitate transactions in portfolio securities.  The Fund generally will not seek to hedge against currency risks, although the Fund may engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.

To select investments for the Fund’s portfolio, the Adviser applies a bottom-up security analysis that includes fundamental, sector based research in seeking to identify businesses that have steady growth, high returns on capital, and established barriers to competition, as well as compelling valuations.  The Fund typically invests in a portfolio of approximately 50 to 80 companies.  The Adviser may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund may liquidate and terminate at any time without shareholder approval.
•	General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Equity Market Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.  Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.  Preferred stock is subject to the risk that the dividend on the stock may be changed or discontinued by the issuer, and that participation in the growth of an issuer may be limited.

•
Large Capitalization Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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•
Small and Medium Capitalization Companies Risk.  Small and medium capitalization companies may not have the management experience, financial resources, product diversification and competitive strengths of large capitalization companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies and may be less liquid than other securities.

•
Foreign Securities and Currency Risk.  Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities.

•
Emerging Markets Risk.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries.  Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.

•
Foreign Currency Exchange Contracts Risk.  These contracts may fall in value in response to foreign market or currency fluctuations with respect to the country to which they relate. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.

•
Other Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The market price of an ETF’s shares may trade at a discount to their net asset value, or an active trading market for an ETF’s shares may not develop or be maintained.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for 1, 5 and 10 years and since February 1, 1999 compare with those of a broad measure of market performance.  Updated performance information is available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1-855-369-6209.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Immediately prior to the commencement of the Fund’s operations, which is expected to occur on April 1, 2014, the Rockefeller Global Equity Fund II, L.P., a limited partnership managed by the Adviser on a fully discretionary basis (the “Predecessor Partnership”), will convert into the Fund by transferring all of its assets to the Fund in exchange for shares of the Fund (the “Conversion”).  The Predecessor Partnership has an inception date of January 1, 1987.  David Harris, one of the current portfolio managers of the Fund, has served as the Predecessor Partnership’s portfolio manager since February 1, 1999 and will continue to serve as portfolio manager through the date of the Conversion.  From the date that David Harris became its portfolio manager, through the date of the Conversion, the Predecessor Partnership maintained an actively managed portfolio pursuant to an investment objective, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.

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The Fund’s performance for periods before the Conversion is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership.  The performance includes capital gains and losses plus income and reinvestment of dividends and interest.  All returns reflect the deduction of all actual fees and expenses, including but not limited to management fees, custody fees, administration fees, legal fees, organizational expenses, interest on margin accounts and other indebtedness, audit expenses, brokerage commissions and execution costs paid by the Predecessor Partnership, without provision for state or local taxes.

The financial statements for the Predecessor Partnership were audited for all years that David Harris was the portfolio manager of the Predecessor Partnership (i.e., from February 1, 1999, to the date of the Conversion).  The performance returns of the Predecessor Partnership are unaudited and are calculated by the Adviser on a total return basis, including capital gains or losses plus income and reinvestment of dividends and interest, after deducting all fees and expenses incurred.  The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and was not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund’s performance prior to the Conversion is that of the Predecessor Partnership and should not be considered indicative of the Fund’s future performance.  After the Conversion, the Fund’s performance will be calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor Partnership.

Predecessor Partnership
Calendar Year Returns as of December 31

During the 10 year period shown in the bar chart, the best performance for a quarter was 16.71% (for the quarter ended September 30, 2009).  The worst performance was -24.00% (for the quarter ended December 31, 2008).

Average Annual Total Returns
(Periods Ended December 31, 2012)
	One Year	Five Years	Ten Years	Since 2/1/1999
Return Before Taxes	18.77%	-0.71%	7.83%	4.77%
Return After Taxes on Distributions	N/A	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A	N/A	N/A
MSCI World Index – Net Dividends	15.83%	-1.18%	7.51%	2.75%
(reflects no deduction for fees, expenses or taxes)

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  Prior to April 1, 2014, the Fund was an unregistered partnership that did not qualify as a regulated investment company for federal income tax purposes.  As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to April 1, 2014.

Management
Investment Adviser
Rockefeller & Co., Inc. is the Fund’s investment adviser.

Portfolio Managers
David P. Harris, CFA, Chief Investment Officer and Managing Director of the Adviser and Jimmy C. Chang, CFA, Chief Equity Strategist, Senior Portfolio Manager and Managing Director of the Adviser, have served as the portfolio managers of the Core Equity Fund since it commenced operations in April 2014.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 22.

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Rockefeller Select Equity Fund

Investment Objective
The Rockefeller Select Equity Fund (the “Select Equity Fund” or the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Shareholder Servicing Fees	None	0.15%
Other Expenses(1)	0.28%	0.28%
Total Annual Fund Operating Expenses	1.28%	1.43%
Less: Fee Waiver and/or Expense Reimbursement	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.25%	1.40%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(2)
Pursuant to an operating expense limitation agreement between Rockefeller & Co., Inc., the Fund’s investment adviser (the “Adviser”), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 1.25% and 1.40% of the Fund’s average daily net assets for Institutional Class shares and Advisor Class shares, respectively, through at least December 26, 2016.  The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund’s expenses in effect at the time of the waiver.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years
Institutional Class	$127	$397
Advisor Class	$143	$443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

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Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund invests in securities of U.S. and foreign issuers of any size, consistent with the Fund’s investment philosophy.  The Fund’s investments in foreign securities may include securities of companies in emerging markets or less developed countries.  Equity securities in which the Fund may invest include common stocks, preferred stocks, and interests in other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities.  The Fund’s investments in common stocks of foreign companies may include depositary receipts, such as American Depositary Receipts (“ADRs”).  The Fund invests a portion of its assets in securities that are traded in currencies other than U.S. dollars, so the Fund may buy and sell foreign currencies to facilitate transactions in portfolio securities.  The Fund generally will not seek to hedge against currency risks, although the Fund may engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.

The Fund’s investment philosophy is based on the Adviser’s belief that companies with an emphasis on good employee relations will have the greatest potential to succeed over time.  To select investments for the Fund’s portfolio, the Adviser applies a bottom-up security analysis that includes fundamental research to identify companies that meet the criteria of the Fund’s investment philosophy.  In the evaluation of companies, the Fund focuses on employee motivation and the degree to which the concept of “AMP” (Autonomy, Mastery and Purpose) is evident in a company’s mission, vision and business practices.  The Fund typically invests in a limited portfolio of approximately 30 to 35 companies.  The Fund will generally sell investments when the Adviser believes that the underlying companies have become overvalued, lose their competitive edge, or incentives become misaligned with the Fund’s investment philosophy.  The Adviser may also sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund may liquidate and terminate at any time without shareholder approval.
•	General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Equity Markets Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.  Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.  Preferred stock is subject to the risk that the dividend on the stock may be changed or discontinued by the issuer, and that participation in the growth of an issuer may be limited.

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•
Focused Portfolio Risk.  Because the Fund invests in a limited number of companies, changes in the value of a single security may have a more significant effect on the value of the Fund’s portfolio than for other funds that invest in a greater number of companies.

•
Large Capitalization Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small and Medium Capitalization Companies Risk.  Small and medium capitalization companies may not have the management experience, financial resources, product diversification and competitive strengths of large capitalization companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies and may be less liquid than other securities.

•
Foreign Securities and Currency Risk.  Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities.

•
Emerging Markets Risk.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries.  Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.

•
Foreign Currency Exchange Contracts Risk.  These contracts may fall in value in response to foreign market or currency fluctuations with respect to the country to which they relate. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.

•
Other Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The market price of an ETF’s shares may trade at a discount to their net asset value, or an active trading market for an ETF’s shares may not develop or be maintained.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Updated performance information will be available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1-855-369-6209.

Management
Investment Adviser
Rockefeller & Co., Inc. is the Fund’s investment adviser.

Portfolio Manager
Richard Bayles, Senior Portfolio Manager of the Adviser, has served as the portfolio manager of the Select Equity Fund since it commenced operations in April 2014.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 22.

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Rockefeller Core Taxable Bond Fund

Investment Objective
The Rockefeller Core Taxable Bond Fund (the “Core Taxable Bond Fund” or the “Fund”) seeks to generate current income consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Shareholder Servicing Fees	None	0.15%
Other Expenses(1)	0.28%	0.28%
Total Annual Fund Operating Expenses	0.78%	0.93%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years
Institutional Class	$80	$249
Advisor Class	$95	$296

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in taxable fixed-income securities.  “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, and other fixed-income instruments.  The Fund invests primarily in investment grade fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality.  The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.

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The Fund’s investments may include mortgage or asset-backed securities, preferred stock, taxable municipal bonds, Treasury inflation-protected securities, fixed-income securities issued by foreign corporations and governments and interests in other investment companies and exchange-traded funds (“ETFs”) that invest in fixed income securities.  When investing in securities denominated in currencies other than the U.S. dollar, the Fund generally will not seek to hedge against currency risks although the Fund may engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.  The Fund may also invest in fixed-income securities rated below investment grade by an independent rating agency when purchased, including high-yield fixed-income securities, and in unrated or split rated securities deemed by the Adviser to be of comparable quality.  Such securities are also known as “junk bonds.”

The Fund’s investment philosophy is based on the Adviser’s analysis of macro-economic conditions and complemented by fundamental credit research.  To select investments for the Fund, the Adviser applies the macro-economic analysis by considering securities of any duration which appear to offer the best relative value.  The Adviser’s bottom-up research process seeks to identify and avoid issuers which could have significant negative changes in credit quality.  In addition to traditional macro-economic and credit analysis, the Adviser may also consider market sentiment and behavioral factors when assessing a security’s relative value and worthiness within a portfolio seeking principal protection and income.

The Fund may invest in securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”).  The Fund’s investments may also include securities that do not produce immediate cash income, such as zero-coupon bonds.  The Fund may also purchase and sell securities on a when-issued basis, which involves a commitment by the Fund to purchase or sell securities at a predetermined price or yield, but where payment for the securities is not required until the delivery date.

When investing in securities denominated in currencies other than the U.S. dollar, the Fund generally will not seek to hedge against currency risks although the Fund may engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund may liquidate and terminate at any time without shareholder approval.
•	General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Fixed-Income Securities Risks.  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

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o
Interest Rate Risk.  In times of rising interest rates, bond prices will decline.  Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

o
Extension Risk.  In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

o
Liquidity Risk.  There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

o	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•
Government-Sponsored Entities Risk.  The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Adviser’s success and other market conditions.

•
Restricted Securities Risk.  The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Funds, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.

•
High-Yield Fixed-Income Securities Risk.  High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

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•
Valuation Risk.  The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Board of Trustees may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

•
Municipal Securities Risk.  The municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

•
When-Issued Securities Risk.  The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•
Zero-Coupon Bonds Risk.  Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall.  In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

•
Other Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The market price of an ETF’s shares may trade at a discount to their net asset value, or an active trading market for an ETF’s shares may not develop or be maintained.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Updated performance information will be available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1-855-369-6209.

Management
Investment Adviser
Rockefeller & Co., Inc. is the Fund’s investment adviser.

Portfolio Manager
Mark Iannarelli, CFA, Director of Fixed-Income of the Adviser, has served as the portfolio manager of the Core Taxable Bond Fund since it commenced operations in December 2013.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 22.

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Rockefeller Intermediate Tax Exempt National Bond Fund

Investment Objective
The Rockefeller Intermediate Tax Exempt National Bond Fund (the “Tax Exempt National Bond Fund” or the “Fund”) seeks to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Shareholder Servicing Fees	None	0.15%
Other Expenses(1)	0.27%	0.27%
Total Annual Fund Operating Expenses	0.77%	0.92%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years
Institutional Class	$79	$246
Advisor Class	$94	$293

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate duration municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.  While the Fund will invest primarily in tax free securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, including the federal AMT.  The Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, deemed by the Adviser to be of comparable quality.  The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.

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The Fund’s investment philosophy is based on a combination of forecasted macro-economic conditions over a six- to twelve-month horizon and is complemented by bottom-up fundamental research.  To select investments for the Fund, the Adviser applies the macro-economic analysis by considering securities of any duration which appear to offer the best relative value.  The Adviser’s bottom-up research process seeks to identify and avoid issuers which could have significant negative changes in credit quality.  In addition to traditional macro-economic and credit analysis, the Adviser may also consider market sentiment and behavioral factors when assessing a security’s relative value and worthiness within a portfolio seeking principal protection and income.

The Fund may also invest in fixed-income securities rated below investment grade by an independent rating agency when purchased, including high-yield fixed-income securities, and in unrated or split rated securities deemed by the Adviser to be of comparable quality.  Such securities are also known as “junk bonds.”

The Fund may invest in securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act.  The Fund’s investments may also include securities that do not produce immediate cash income, such as zero-coupon bonds.  The Fund may also purchase and sell securities on a when-issued basis, which involves a commitment by the Fund to purchase or sell securities at a predetermined price or yield, but where payment for the securities is not required until the delivery date.

Although the Fund intends to provide income exempt from federal income tax, income from some of the Fund’s holdings may be subject to the federal AMT.  In addition, the Fund may invest a portion of its net assets in taxable fixed-income securities.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund may liquidate and terminate at any time without shareholder approval.
•	General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Municipal Securities Risks.  The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund.  Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

•
Fixed-Income Securities Risks.  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

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o
Interest Rate Risk.  In times of rising interest rates, bond prices will decline.  Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

o
Extension Risk.  In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

o
Liquidity Risk.  There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

o	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
•
High-Yield Fixed-Income Securities Risk.  High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Restricted Securities Risk.  The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Funds, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.

•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•
Government-Sponsored Entities Risk.  The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Adviser’s success and other market conditions.

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•
Tax Risks.  Municipal securities may decrease in value during times when federal income tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income.  If this is the case, the Fund’s net after-tax return to you may be lower.  The Fund would not be a suitable investment for investors investing through tax-exempt or tax-deferred accounts.

•
When-Issued Securities Risk.  The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•	Zero-Coupon Bonds Risk. Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall.
•
Other Investment Companies and Exchange Traded Funds Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The market price of an ETF’s shares may trade at a discount to their net asset value, or an active trading market for an ETF’s shares may not develop or be maintained.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Updated performance information will be available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1-855-369-6209.

Management
Investment Adviser
Rockefeller & Co., Inc. is the Fund’s investment adviser.

Portfolio Manager
Mark Iannarelli, CFA, Director of Fixed-Income of the Adviser, has served as the portfolio manager of the Tax Exempt National Bond Fund since it commenced operations in December 2013.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 22.

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Rockefeller Intermediate Tax Exempt New York Bond Fund

Investment Objective
The Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Tax Exempt New York Bond Fund” or the “Fund”) seeks to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Shareholder Servicing Fees	None	0.15%
Other Expenses(1)	0.28%	0.28%
Total Annual Fund Operating Expenses	0.78%	0.93%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years
Institutional Class	$80	$249
Advisor Class	$95	$296

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate duration municipal bonds and other fixed-income securities whose interest is exempt from regular federal, New York State and New York City personal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and obligations of other issuers that pay interest that is exempt from regular federal and New York personal income tax.  While the Fund will invest primarily in tax free securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, New York State and New York City personal income tax, including the federal AMT.  The Fund invests primarily in investment grade fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality.  The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.  The Fund is non-diversified.

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The Fund’s investment philosophy is based on a combination of forecasted macro-economic conditions over a six- to twelve-month horizon and is complemented by bottom-up fundamental research.  To select investments for the Fund, the Adviser’s applies the macro-economic analysis by considering securities of any duration which appear to offer the best relative value.  The Adviser’s bottom-up research process seeks to identify and avoid issuers which could have significant negative changes in credit quality.  In addition to traditional macro-economic and credit analysis, the Adviser may also consider market sentiment and behavioral factors when assessing a security’s relative value and worthiness within a portfolio seeking principal protection and income.

The Fund may also invest in fixed-income securities rated below investment grade by an independent rating agency when purchased, including high-yield fixed-income securities, and in unrated or split rated securities deemed by the Adviser to be of comparable quality.  Such securities are also known as “junk bonds.”

The Fund may invest in securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act.  The Fund’s investments may also include securities that do not produce immediate cash income, such as zero-coupon bonds.  The Fund may also purchase and sell securities on a when-issued basis, which involves a commitment by the Fund to purchase or sell securities at a predetermined price or yield, but where payment for the securities is not required until the delivery date.

The Fund may invest up to 20% of its net assets in taxable fixed-income securities and, as such, these holdings may be subject to regular federal, New York State and New York City personal income tax, including the federal AMT.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund may liquidate and terminate at any time without shareholder approval.
•	General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

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•
New York-Specific Risk.  The Fund is susceptible to adverse economic, political or regulatory changes specific to New York, which may magnify other risks and make the Fund more volatile than a municipal bond fund that invests in more than one state.  If the government of New York State or any local New York governmental entities are unable to meet their financial obligations, the Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected.  The current economic and political environment may result in New York municipal issuers experiencing difficulties in meeting their financial obligations. The economic outlook of New York is unpredictable and in certain cases is heavily dependent on the financial activities sector. Market conditions may also impact the liquidity and valuation of New York municipal securities and the ability of entities issuing municipal securities to successfully sell the securities in the public credit markets.

•
Municipal Securities Risks.  The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund.  Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

•
Fixed-Income Securities Risks.  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

o
Interest Rate Risk.  In times of rising interest rates, bond prices will decline.  Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

o
Extension Risk.  In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

o
Liquidity Risk.  There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

o	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

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•
Government-Sponsored Entities Risk.  The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Adviser’s success and other market conditions.

•
Restricted Securities Risk.  The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Funds, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.

•
High-Yield Fixed-Income Securities Risk.  High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Non-Diversified Risk.  The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in the obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•
Focused Portfolio Risk.  Because the Fund invests in a limited number of issuers, changes in the value of a single issuer may have a more significant effect on the value of the Fund’s portfolio than for other funds that invest in a greater number of issuers.

•
Tax Risks.  Municipal securities may decrease in value during times when tax rates are falling.  The Fund’s investments are affected by changes in federal, New York State, and New York City income tax rates applicable to, or the continuing federal, New York State, and New York City tax-exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  If you are subject to the AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income.  If this is the case, the Fund’s net after-tax return to you may be lower.

•
When-Issued Securities Risk.  The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•	Zero-Coupon Bonds Risk. Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall.

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•
Other Investment Companies and Exchange Traded Funds Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The market price of an ETF’s shares may trade at a discount to their net asset value, or an active trading market for an ETF’s shares may not develop or be maintained.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Updated performance information will be available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1-855-369-6209.

Management
Investment Adviser
Rockefeller & Co., Inc. is the Fund’s investment adviser.

Portfolio Manager
Mark Iannarelli, CFA, Director of Fixed-Income of the Adviser, has served as the portfolio manager of the Tax Exempt New York Bond Fund since it commenced operations in December 2013.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 22 .

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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares via written request by mail (Rockefeller Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transaction, or by contacting the Funds by telephone at 1-855-369-6209.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  Minimum initial and subsequent investment amounts are shown below.

Share Purchase Amounts	Institutional Class	Advisor Class
Minimum Initial Investment	$1,000,000	$100,000
Minimum Subsequent Investment	$10,000	$1,000

Tax Information
Distributions made by the Core Equity Fund, the Select Equity Fund and Core Taxable Bond Fund will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

The Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund intend to make distributions that will be exempt from regular federal income tax.  However, some of these Funds’ distributions may be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Investment Strategies, Risks and Disclosure of Portfolio Holdings

Rockefeller Core Equity Fund and Rockefeller Select Equity Fund

Investment Objective.  The investment objective of the Core Equity Fund and the Select Equity Fund is long-term capital appreciation.

Changes in Investment Objectives.  Each Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.  However, each Fund that has a strategy of normally investing at least 80% of its net assets according to a particular strategy will not change that strategy without first providing shareholders with at least 60 days’ prior notice.

Principal Investment Strategies.

Core Equity Fund.  The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund invests in securities of U.S. and foreign issuers of any size, with a focus on larger, more established companies.  The Core Equity Fund’s investments in foreign securities may include securities of companies in emerging markets or less developed countries.  Equity securities in which the Core Equity Fund may invest include common stocks, preferred stocks and interests in other investment companies and ETFs that invest in equity securities.

To select investments for the Core Equity Fund’s portfolio, the Adviser applies a bottom-up security analysis that includes fundamental, sector based research in seeking to identify businesses that have steady growth, high returns on capital, and established barriers to competition, as well as compelling valuations.  The Fund typically invests in a portfolio of approximately 50 to 80 companies.  The Adviser may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Select Equity Fund.  The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund invests in the securities of U.S. and foreign issuers of any size, consistent with the Fund’s investment philosophy.  The Select Equity Fund’s investments in foreign securities may include securities of companies in emerging markets or less developed countries.  Equity securities in which the Fund may invest include common stocks, preferred stocks and interests in other investment companies and ETFs that invest in equity securities.

The Fund’s investment philosophy is based on the Adviser’s belief that companies with an emphasis on good employee relations will have the greatest potential to succeed over time.  To select investments for the Fund’s portfolio, the Adviser applies a bottom-up security analysis that includes fundamental research to identify companies that meet the criteria of the Fund’s investment philosophy.  In the evaluation of companies, the Fund focuses on employee motivation and the degree to which the concept of “AMP” (Autonomy, Mastery and Purpose) is evident in a company’s mission, vision and business practices.  The Fund typically invests in a limited portfolio of approximately 30 to 35 companies.  The Fund will generally sell the Fund’s investments when the underlying companies become overvalued, lose their competitive edge, or incentives become misaligned with the Fund’s investment philosophy.  Fund investments may also be sold to secure gains, limit losses or reinvest in more promising investment opportunities.

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Foreign Securities and Depositary Receipts.  The Core Equity Fund and Select Equity Fund consider “foreign securities” to be securities of any company or issuer whose primary operations are located outside the United States and its territories.  In addition to investing in foreign securities that are traded on foreign exchanges, the Funds may also invest in ADRs and foreign securities that are publicly traded on a U.S. exchange.  The investments in common stocks of foreign companies may include depositary receipts, such as ADRs.  ADRs are receipts generally issued by U.S. banks or trust companies evidencing ownership of the underlying foreign securities and denominated in U.S. dollars.  ADRs may be sponsored or unsponsored.  “Sponsored” ADRs are issued jointly by the issuer of the underlying security and the depository and “unsponsored” ADRs are issued without the participation of the issuer of the deposited security.  Holders of unsponsored ADRs generally bear all costs of the facility.  With sponsored facilities, the underlying issuer typically bears some of the costs of the facility.

Currencies.  The Core Equity Fund and the Select Equity Fund invest a portion of their assets in securities that are traded in currencies other than U.S. dollars, so these Funds may buy and sell foreign currencies to facilitate transactions in portfolio securities.  The Funds generally will not seek to hedge against currency risks, although they may engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.  In such cases, exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency.  The Fund may buy and sell currencies for cash at current exchange rates, or use an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Adviser may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund

Investment Objective.  The investment objective of the Core Taxable Bond Fund is to generate current income consistent with the preservation of capital.  The investment objective of the Tax Exempt National Bond Fund (together with the Tax Exempt New York Bond Fund, the “Tax Exempt Funds”) is to seek to generate current income exempt from federal personal income tax, including the federal AMT, consistent with the preservation of capital.  The investment objective of the Tax Exempt New York Bond Fund is to seek to generate current income that is exempt from regular federal, New York State and New York City personal income tax, including the federal AMT, consistent with the preservation of capital.

Changes in Investment Objectives.  Each Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.  However, each Fund that has a strategy of normally investing at least 80% of its net assets according to a particular strategy will not change that strategy without first providing shareholders with at least 60 days’ prior notice.

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Principal Investment Strategies.

Core Taxable Bond Fund.  The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in taxable fixed-income securities.  “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, other investment companies and ETFs that will invest in fixed-income securities, and other fixed-income instruments.

Tax Exempt National Bond Fund.  The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate duration municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.

Although the Fund intends to provide income exempt from regular federal income tax, the Fund may invest up to 20% of its net assets in taxable fixed-income securities and, as such, income from some of the Fund’s holdings may be subject to the regular federal income tax, including the federal AMT.

Tax Exempt New York Bond Fund.  The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate duration municipal bonds and other fixed-income securities whose interest is exempt from regular federal, New York State and New York City personal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligation issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.   The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and obligations of other issuers that pay interest that is exempt from regular federal and New York personal income tax.

It is possible that 25% or more of the Tax Exempt New York Bond Fund’s assets could be invested in municipal securities, the interest on which is based on revenues or otherwise related to similar types of projects, such as education, housing or transportation.

The Fund may invest up to 20% of its net assets in taxable fixed-income securities and, as such, these holdings may be subject to regular federal, New York State and New York City personal income tax, including the federal AMT.

Investment Selection.  To select investments for the Taxable Bond Fund and the Tax Exempt Funds, the Adviser’s applies the macro-economic analysis by considering securities of any duration which appear to offer the best relative value.  The Adviser’s bottom-up research process seeks to identify and avoid issuers which could have significant negative changes in credit quality.  In addition to traditional macro-economic and credit analysis, the Adviser may also consider market sentiment and behavioral factors when assessing a security’s relative value and worthiness within a portfolio seeking principal protection and income.

Duration.  The Taxable Bond Fund and the Tax Exempt Funds will typically invest in intermediate duration fixed-income securities.  Duration is a measure of a fixed-income security’s price sensitivity to changes in interest rates.  Duration takes into account a security’s cash flows over time, including the possibility that a security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The duration of a Fund’s portfolio is expressed in years and measures the portfolio’s change in value for changes in interest rates.  The Adviser anticipates each of the Funds will have a weighted average of more than three years but less than ten years.

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Investments in U.S. Government and Agency Securities; Mortgage-Backed Securities.  The Core Taxable Bond Fund and the Tax Exempt Funds may invest in U.S. Government and agency mortgage-backed securities (“MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  MBS represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations.  Such securities may be backed by the full faith and credit of the U.S. Government, such as the Government National Mortgage Association, (“GNMA,” commonly known as “Ginnie Mae”), while other such securities may be supported only by the discretionary authority of the U.S. Government, such as the Federal National Mortgage Association (“FNMA,” commonly known as “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC,” commonly known as “Freddie Mac”).  Moreover, other such securities may only be supported by the credit of the issuing agency or instrumentality.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  MBS are subject to variability of cash flows or maturity uncertainty.  This derives from homeowners’ options in timing the repayment of their mortgage debt.  Many MBS differ in their vulnerability to this degree of maturity uncertainty.

High-Yield Fixed-Income Securities.  The Core Taxable Bond Fund and the Tax Exempt Funds may invest in fixed-income securities of any rating, including high-yield fixed-income securities that are rated below investment grade by an independent rating agency when purchased or in unrated or split rated securities deemed by the Adviser to be of comparable quality.  Securities rated below “investment grade” are also known as “junk bonds.”

When-Issued Securities.  The Core Taxable Bond Fund and the Tax Exempt Funds may purchase securities on a when-issued or delayed-delivery basis.  The Fund may purchase securities in this manner in order to secure an advantageous price and yield, but the value of the security could change before settlement.  Therefore, although the Fund will make such commitments only with the intention of actually acquiring the securities, it may sell the securities before settlement if it is deemed advisable for investment reasons.

Other Debt Securities.  The Fund may invest in securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act.  The Fund’s investments may also include securities that do not produce immediate cash income, such as zero-coupon bonds.

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Adviser may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

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Principal Risks of Investing in the Funds

Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in a Fund.  The principal risks of investing in the Funds are:

	Core Equity Fund	Select Equity Fund	Core Taxable Bond Fund	Tax Exempt National Bond Fund	Tax Exempt New York Bond Fund
Asset-Backed and Mortgage-Backed Securities Risk	-	-	✓	✓	✓
Currency Risk	✓	✓	-	-	-
Derivatives Risk	✓	✓	✓	✓	✓
Equity Market Risk	✓	✓	-	-	-
Fixed-Income Securities Risk	-	-	✓	✓	✓
Focused Portfolio Risk	-	✓	-	-	✓
Foreign and/or Emerging Markets Securities Risk	✓	✓	-	-	-
Foreign Currency Exchange Contracts Risk	✓	✓	-	-	-
General Market Risk	✓	✓	✓	✓	✓
Government-Sponsored Entities Risk	-	-	✓	✓	✓
High-Yield Fixed-Income Securities (Junk Bonds) Risk	-	-	✓	✓	✓
Large Capitalization Companies Risk	✓	✓	-	-	-
Management Risk	✓	✓	✓	✓	✓
Municipal Securities Risk	-	-	✓	✓	✓
New Fund Risk	✓	✓	✓	✓	✓
New York-Specific Risk	-	-	-	-	✓
Non-Diversified Risk	-	-	-	-	✓
Other Investment Companies and Exchange-Traded Funds Risk	✓	✓	✓	✓	✓
Restricted Securities Risk	-	-	✓	✓	✓
Small and Medium Capitalization Companies Risk	✓	✓	-	-	-
Tax Risk	-	-	-	✓	✓
Valuation Risk	-	-	✓	✓	✓
When-Issued Securities Risk	-	-	✓	✓	✓
Zero-Coupon Bond Risk	-	-	✓	✓	✓

Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates.  Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales.  The Funds’ yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates.  The risk of prepayment may also decrease the value of mortgage-backed securities.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, if a Fund holds mortgage-backed securities, it may exhibit additional volatility.  Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.  However, both of these types of securities may decline in value because of defaults on the underlying obligations.

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A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.  Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.  To the extent that a Fund invests in mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks.  Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer.  There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a Fund.  The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.  Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Currency Risks.  If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive interest or dividends in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in investor expectations concerning and levels of interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other economic or political developments in the United States or abroad.

Derivatives Risk.  The Funds may invest in, or enter into, derivatives or derivatives transactions (“Derivatives”).  Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index or interest rate.  Derivatives entered into by the Funds can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular Derivative and the portfolios of the Funds.  Derivatives permit a portfolio manager of a Fund to increase or decrease the level of risk of an investment portfolio, or change the character of the risk to which an investment portfolio is exposed in much the same way as the manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities.  Derivatives may entail investment exposures that are greater than the amount invested, meaning that an investment in Derivatives could have a large potential effect on performance of a Fund relative to the size of the investment.

If a Fund invests in Derivatives at inopportune times or incorrectly judges market conditions, the investments may reduce the return of the Fund or result in a loss.  A Fund could also experience losses if Derivatives are poorly correlated with its other investments, or if the Fund is unable to liquidate the position because of an illiquid secondary market.  The market for many Derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.  Derivatives also involve the risk of mispricing or improper valuation.

Many Derivatives are entered into “over-the-counter” (not on an exchange or contract market); as a result, the value of such a Derivative will depend on the ability and the willingness of a Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, a Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive).

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Equity Markets Risk.  A Fund will be exposed to equity market risk through direct investments in equity securities and investments in equity-linked derivative instruments.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or discontinued by the issuer, and that participation in the growth of an issuer may be limited.

Exchange-Traded Funds Risk.  An investment in an ETF generally presents the same primary risks as an investment in a mutual fund (i.e., an investment company that is not exchange traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV (so a Fund may experience a loss upon selling an ETF position if its discount widened or if it purchased ETF shares at a premium even if the value of the ETF’s assets does not change); (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading of an ETF’s shares may be halted if, among other things, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (4) an ETF’s shares may be delisted.  Additionally, as is the case with other investment companies, ETFs are subject to management fees and other expenses that the Fund pays in addition to its fees and expenses.

Fixed-Income Securities Risk.  Fixed-income securities held by the Funds are or may be subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below.

Call Risk.  During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  In this event a Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Credit Risk.  Fixed-income securities are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.

Interest Rate Risk.  Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.  The historically low interest rate environment increases the risk associated with rising interest rates.

Liquidity Risk.  Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy a security at a favorable price or time.  Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance.  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a position in a timely manner.  If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

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Prepayment and Extension Risk.  Many types of fixed-income securities are subject to prepayment risk.  Prepayment occurs when the issuer of a fixed-income security can repay principal faster than expected prior to the security’s maturity.  Fixed-income securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a fixed-income security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease.  This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

Focused Portfolio Risk.  The Select Equity Fund and the Tax Exempt New York Bond Fund invest in a limited number of companies or issuers.  Therefore, changes in the value of a single security may have a more significant effect on the value of a Fund’s portfolio than for other funds that invest in a greater number of companies or issuers.

Foreign and Emerging Market Securities Risk.  Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable operational or financial information or unfavorable political or legal developments.  Those risks are increased for investments in emerging markets.

Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), dollar-denominated foreign securities and securities purchased directly on foreign exchanges.  ADRs and GDRs are depositary receipts for foreign company stocks that are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and that entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs and GDRs, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  A Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

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Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries.  Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.  In addition, investment in emerging market countries may be restricted or controlled and may require the Fund to establish special custody or other arrangements before investing.  Because the securities settlement procedures tend to be less sophisticated in emerging market countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions.  Many emerging market countries have experienced currency devaluation, currency inflation or economic recessions, which is likely to have a negative effect on their security markets.  Also, high levels of debt, adverse social and political circumstances and policies of expropriation and intervention in emerging markets countries could adversely affect the value of the Fund’s holdings.

Foreign Currency Exchange Contracts Risk. The use of foreign currency exchange contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  These instruments are a type of derivative contract, whereby a Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future.  These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations.  The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved.  Foreign currency exchange contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency.  When entering into foreign currency exchange contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund.  At or prior to maturity of such a contract, a Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices.  When a Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.  Investment in these instruments also subjects a Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument).

General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. markets have experienced significant volatility in recent years.  The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties, all of which may increase the risk of investing in securities held by the Funds.

Government Sponsored Entities Risk.  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Adviser’s success and other market conditions.

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High-Yield Fixed-Income Securities (Junk Bond) Risk.  High-yield fixed-income securities or “junk bonds” are fixed-income securities rated below investment grade.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged or undergoing restructuring and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  As a result, junk bonds generally are more sensitive to credit risk and are considered more speculative than securities in the higher-rated categories.  The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.  The secondary market for securities that are junk bonds may be less liquid than the markets for higher quality securities, and, as such, may have an adverse effect on the market prices of and a Fund’s ability to arrive at a fair value for certain securities.

Large Capitalization Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk.  The ability of a Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in a Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Municipal Securities Risk.  An investment in the Funds may be affected by municipal securities risk.  Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund.  The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates.  Repayment of municipal securities depends on the ability of the issuer or projects backing such securities to generate taxes or revenues.  There is also a risk that the interest on an otherwise tax-exempt municipal security may be subject to income tax.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.  Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market.  Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities.  In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.  Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.  If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

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Municipal securities are generally traded via a network among dealers and brokers that connect buyers with sellers.  Liquidity in the tax exempt market has been reduced as a result of overall economic conditions and credit tightening.  The condition of the secondary market for particular municipal bonds and other debt securities may make them more difficult to value or sell.

New Fund Risk.  There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of a Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders.  As a result, the timing of a Fund’s liquidation may not be favorable.

New York-Specific Risk.  Because the Tax Exempt New York Bond Fund invests primarily in the securities of issuers located in New York, the Fund will be disproportionally affected by political and economic conditions and developments in New York.  Adverse conditions in an industry significant to a local economy, such as the financial services industry, could have a correspondingly adverse effect on the financial condition of local issuers.  Economic, political or regulatory changes in New York could also adversely affect New York municipal bond issuers and therefore the value of the Fund’s investment portfolio.  In addition, the Fund’s susceptibility to New York-specific risks may magnify other risks and make the Fund more volatile than the other Funds.

Certain substantial issuers of New York municipal obligations have, at times, experienced serious financial difficulties.  The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal obligations and affect the Fund’s investment performance.  However, strong demand for New York municipal obligations has also at times had the effect of permitting New York municipal obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions.  A recurrence of the financial difficulties previously experienced by certain issuers of New York municipal obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York municipal obligations.  The occurrence of any such default could materially affect adversely the market values and marketability of all New York municipal obligations and, consequently, the value of the Fund’s holdings.  If New York or any of its local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV, ability to preserve or realize appreciation of capital or liquidity could be adversely affected.

These factors, among others (including the outcome of pending litigation involving the state or its localities), could affect the credit ratings of New York municipal obligations.

Non-Diversified Risk.  The Tax Exempt New York Bond Fund is classified as a “non-diversified” investment company under the 1940 Act.  As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer.  As a result, the gains and losses on a single investment may have a greater impact on each such Fund’s NAV and may make the Fund more volatile than more diversified funds.

Other Investment Companies Risk.  Federal law generally prohibits a mutual fund from acquiring shares of an investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares.  This prohibition may prevent a Fund from allocating its investments in an optimal manner.  You will indirectly bear fees and expenses charged by the underlying funds in addition to a Fund’s direct fees and expenses and, as a result, your cost of investing in a Fund will generally be higher than the cost of investing in a fund that does not invest in other investment companies.

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Restricted Securities Risk.  The Funds may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Funds, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of the Funds’ investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade.

Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  The Funds may incur more costs in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, the Funds may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

Small and Medium Capitalization Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

Tax Risk.  Municipal securities may decrease in value during times when federal income tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations.  The New York Intermediate Bond Fund’s investments are also affected by changes in New York State and New York City income tax rates applicable to, or the continuing New York State and New York City tax-exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income.  If this is the case, the Fund’s net after-tax return to you may be lower.  The Fund would not be a suitable investment for investors investing through tax-exempt or tax-deferred accounts.

Valuation Risk.  The prices provided by the Funds’ pricing service or independent dealers or the fair value determinations made by the valuation committee of the Board of Trustees may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

When-Issued Securities Risk.  The Funds may from time to time purchase securities on a “when-issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.  In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

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Zero-Coupon Bond Risk.  As interest on zero-coupon bonds is not paid on a current basis, the values of the bonds are subject to greater fluctuations than are the value of bonds that distribute income regularly and may be more speculative than such bonds.  Accordingly, the values of zero-coupon bonds may be highly volatile as interest rates rise or fall.  In addition, while zero-coupon bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

More detailed information about the Funds, their investment policies and risks can be found in the Funds’ Statement of Additional Information (“SAI”).

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.  Disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders will be available by contacting the Rockefeller Funds, c/o U.S. Bancorp Funds Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-855-369-6209, or by visiting the Funds’ website at www.rockefellerfunds.com.  The Form N-Q will be available on the SEC’s website at www.sec.gov.

Management of the Funds

The Adviser

The Funds have entered into an investment advisory agreement (the “Advisory Agreement”) with Rockefeller & Co., Inc., located at 10 Rockefeller Plaza, Third Floor, New York, NY 10020.  The Adviser is registered as an investment adviser with the SEC, and offers global investing and wealth management services to a wide variety of individual and institutional investors.  As of November 30, 2013, the Adviser managed approximately $10.2 billion in assets.  Under the Advisory Agreement, the Adviser has overall responsibility for the general management and investment of each Fund’s portfolio, subject to the supervision of the Board of Trustees.  The Core Equity Fund compensates the Adviser for its services at the annual rate of 0.85% of the Fund’s average annual net assets, payable on a monthly basis in arrears.  The Select Equity Fund compensates the Adviser for its services at the annual rate of 1.00% of the Fund’s average annual net assets, payable on a monthly basis in arrears.  The Core Taxable Bond Fund and the Tax Exempt Funds each compensate the Adviser for its services at the annual rate of 0.50% of the applicable Fund’s average annual net assets, payable on a monthly basis in arrears.

Predecessor Partnerships Managed by the Adviser.  The Adviser also served as the investment adviser to the Rockefeller Global Equity Fund II, L.P., and the Rockefeller Select Equity Fund, L.P., limited partnerships that will be converted into the Core Equity Fund and the Select Equity Fund, respectively, immediately before the launch of each Fund.  The Rockefeller Global Equity Fund II, L.P. had an inception date of January 1, 1987.  David Harris, one of the current portfolio managers of the Core Equity Fund, also served as the portfolio manager of the Rockefeller Global Equity Fund II, L.P. from February 1, 1999 through the date of conversion.  The Rockefeller Select Equity Fund, L.P. was established on April 25, 2012 and commenced operations on May 1, 2012.  Richard Bayles, the portfolio manager of the Select Equity Fund, also served as the portfolio manager to the Rockefeller Select Equity Fund, L.P., from its inception date to the date of conversion.

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Fund Expenses.  Each Fund is responsible for its own operating expenses.  Pursuant to an operating expense limitation agreement between the Adviser and the Funds, the Adviser has agreed to waive its fees and/or reimburse expenses to ensure that each Fund’s total annual fund operating expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) does not exceed its average net assets on an annual basis as follows:

	Institutional Class	Advisor Class
Rockefeller Core Equity Fund	0.99%	1.14%
Rockefeller Select Equity Fund	1.25%	1.40%
Rockefeller Core Taxable Bond Fund	0.85%	1.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	0.85%	1.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund	0.85%	1.00%

Any waiver of advisory fees or payment of expenses made by the Adviser may be reimbursed by the Funds in subsequent years if request by the Adviser and the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on such Fund’s expenses at the time of waiver.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement will be reviewed by the Board of Trustees.  A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  For the Core Equity Fund and the Select Equity Fund, this agreement is in effect through at least December 26, 2016.  For the Core Taxable Bond Fund and the Tax Exempt Funds, this agreement is in effect through at least December 26, 2014.  This agreement may be terminated only by the Board of Trustees.

A discussion regarding the basis of the Board of Trustees’ approval of the Advisory Agreement will be available in the Funds’ next semi-annual report to shareholders for the six-month period ending May 31, 2014.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.

Portfolio Managers

David P. Harris, CFA®, is the Chief Investment Officer and a Managing Director of the Adviser.  He serves as a portfolio manager for the Core Equity Fund.  Mr. Harris oversees the Adviser’s Investment Department in New York.  In his previous role, he served as Director of Equity Management of the Adviser, where he directed the firm’s Global Equity Strategy and the Equity Analyst Team.  Prior to joining the Adviser in 1999, Mr. Harris spent over three years with Stein Roe & Farnham, as Portfolio Manager of the Stein Roe International Fund and Stein Roe Emerging Markets Fund.  Mr. Harris is a Chartered Financial Analyst charter holder.  He received an M.B.A. with Distinction in Finance from Cornell University and a B.A. in Economics from the University of Michigan.  He serves on the Board of Trustees and Chairs the Investment Committee of St. Barnabas Hospital and serves on the Advisory and Investment Committees of the Studio in a School Association.

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Jimmy C. Chang, CFA®, is the Chief Equity Strategist, a Senior Portfolio Manager and a Managing Director of the Adviser.  He serves as a portfolio manager for the Core Equity Fund.  Prior to joining the Adviser in 2004, Mr. Chang served as a Senior Vice President, Chief Technology Strategist and Senior Technology Analyst at the U.S. Trust Company of New York, where he led technology equity research and co-managed a technology fund.  He previously served as a Senior Marketing Representative and an Advisory Systems Engineer at International Business Machines Corporation (IBM) from 1985 to 1994, where he was responsible for client relationship management, business volume and profit attainments at major international financial services and banking accounts.  Mr. Chang is a Chartered Financial Analyst charter holder.  He received an M.B.A. in Finance/International Business from New York University and a B.S. (summa cum laude) in Electrical Engineering from The Cooper Union.  He is a member of the Tau Beta Pi National Engineering Honor Society.  Mr. Chang serves on the Investment Committee of the Foundation for Contemporary Arts.

Richard Bayles is a Senior Portfolio Manager of the Adviser and is responsible for the management of a concentrated global equity strategy, working closely with the equity analysts, trading and portfolio analytics and risk management teams in both the implementation and execution of this investment mandate.  He serves as the portfolio manager for the Select Equity Fund.  Prior to joining the Adviser in 2009, Mr. Bayles was a Managing Director and Portfolio Manager with U.S. Trust Company for over 20 years.  Mr. Bayles also spent three years as a Peace Corps Volunteer in Kenya, East Africa, teaching English and developing an adult education school, as well as curriculum materials.  Mr. Bayles holds a B.A in English from Dartmouth College.

Mark Iannarelli, CFA®, is Director of Fixed-Income of the Adviser.  He serves as the portfolio manager for the Core Taxable Bond Fund, the Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund.  Prior to joining the Adviser in 2011, Mr. Iannarelli was a Senior Vice President and Portfolio Manager with Wasmer, Schroeder & Company, a taxable and tax-exempt fixed-income manager based in Naples, Florida from June 2004 to December 2010.  Before assuming that role, Mr. Iannarelli was an Assistant Portfolio Manager with ING Investment Management, where he executed trading in taxable strategies and formulated portfolio strategy for municipal bond investment mandates.  Mr. Iannarelli is a Chartered Financial Analyst charter holder, and has a B.A. in Finance from the University of Kentucky.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Funds.

CFA® is a registered trademark owned by the CFA Institute.

Shareholder Information

Choosing a Share Class

The Funds offer Institutional Class and Advisor Class shares in this prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below.  You should always discuss the suitability of your investment with your financial intermediary or financial advisor.

	Institutional Class	Advisor Class
Redemption Fee	2.00%/90 day holding period	2.00%/90 day holding period
Shareholder Servicing Fee	None	0.15%

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Institutional Class Shares
Institutional Class shares are offered for sale at net asset value (“NAV”) without the imposition of a sales charge or shareholder servicing fee.  Institutional Class shares are offered primarily to institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals.  Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds.  Pension and profit sharing plans, employee trusts and employee benefit plan alliances and “wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for the Funds and do not require the Funds to pay a fee may purchase Institutional Class shares, subject to investment minimums.

Institutional Class shares of the Rockefeller Core Equity Fund and the Rockefeller Select Equity Fund are not currently offered for purchase.

Advisor Class Shares
Advisor Class shares are offered for sale at NAV, without the imposition of a sales charge.  Advisor Class shares are subject to a shareholder servicing fee of 0.15% of the average daily net assets of a Fund attributable to Advisor Class shares, computed on an annual basis.

Advisor Class shares of the Rockefeller Core Equity Fund, Rockefeller Select Equity Fund Core Taxable Bond Fund, Tax Exempt National Bond Fund and Tax Exempt New York Bond Fund are not currently offered for sale.

Share Price

The price of a Fund’s shares is the Fund’s NAV.  This NAV per share is calculated by dividing the value of a Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  The NAV is calculated at the close of regular trading on the NYSE, which is generally 4:00 p.m., Eastern time.  The NAV will not be calculated on days on which the NYSE is closed for trading.

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  If the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

If market quotations are not readily available or are deemed unreliable, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that the security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that Funds’ shares are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.

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In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, a Fund will value foreign securities at fair value using prices supplied by an approved pricing service, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or is realized upon sale.  Therefore, if a shareholder purchases or redeems Fund shares when it holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market-value pricing.  The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are not readily available or are considered unreliable.

How to Purchase Shares

All purchase requests received in good order by the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), or by an authorized financial intermediary (an “Authorized Intermediary,” as defined below) before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at that day’s NAV per share.  Purchase requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE (generally 4:00 p.m., Eastern time) will receive the next business day’s NAV per share.  An Authorized Intermediary is a financial intermediary (or its authorized designee) that has made arrangements with the Funds to receive purchase and redemption orders on its behalf.  For additional information about purchasing shares through financial intermediaries, please see “Purchasing Shares Through a Financial Intermediary,” below.

All account applications (each an “Account Application”) to purchase Fund shares are subject to acceptance by the Funds and are not binding until so accepted.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to other shareholders.  Your order will not be accepted until the Funds or the Transfer Agent receives a completed Account Application.  The Funds reserve the right to reject any Account Application.

The Funds reserve the right to reject any purchase order if, in its discretion, it is in the Funds’ best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of a Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  In addition, a service fee, which is currently $25, as well as any loss sustained by the Funds, will be deducted from a shareholder’s account for any purchases that do not clear.  The Funds and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

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Minimum Investment Amounts

Share Purchase Amounts	Institutional Class	Adviser Class
Minimum Initial Investment	$1,000,000	$100,000
Minimum Subsequent Investment	$10,000	$1,000

The Funds reserve the right to waive the minimum initial investment or minimum subsequent investment amounts at their discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.  The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.  Certain intermediaries also may have investment minimums, which may differ from the Funds’ minimums, and may be waived at the intermediaries’ discretion.

Purchase Requests Must be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  For purchases made through the Transfer Agent, “good order” means that your purchase request includes:

•	the name of the Fund you are investing in;
•	the dollar amount of shares to be purchased;
•	your Account Application or investment stub; and
•	a check payable to the Fund you are investing in.

For information about your financial intermediary’s requirements for purchases in good order, please contact you financial intermediary.

Purchase by Mail.  To purchase Fund shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Fund you are investing in:

Regular Mail	Overnight or Express Mail
Rockefeller Funds	Rockefeller Funds
c/o U.S. Bancorp Funds Services, LLC	c/o U.S. Bancorp Funds Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase by Wire.  If you are making your first investment in the Funds, before you wire funds the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 1-855-369-6209 to advise it of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund in which you are investing, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

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Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Rockefeller Funds
(name of the Fund you are investing in)
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Funds and U.S. Bank, N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone.  Unless you declined Telephone Options on the Account Application, you may purchase additional shares by calling the Funds toll free at 1-855-369-6209.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  If your order is received by the Transfer Agent or an authorized intermediary prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.

Purchasing Shares Through a Financial Intermediary.  Investors may be charged a fee if they effect transactions through a financial intermediary.  If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial intermediaries placing orders for themselves or on behalf of their customers should call the Funds toll free at 1-855-369-6209, or follow the instructions listed in the sections above entitled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

If you place an order for the Funds’ shares through a financial intermediary that is not an Authorized Intermediary in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to the Transfer Agent in accordance with the Transfer Agent’s instructions, your purchase will be processed at the NAV next calculated after the Transfer Agent receives your order.  The financial intermediary must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.

In the case of Authorized Intermediaries that have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the NAV next calculated after receipt by the Authorized Intermediary (or its authorized designee), consistent with applicable laws and regulations.  Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption requests on behalf of the Funds.

Financial intermediaries, including Authorized Intermediaries, may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds.  For more information about your financial intermediary’s rules and procedures, and whether your financial intermediary is an Authorized Intermediary, you should contact your financial intermediary directly.

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Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;
•	date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	permanent street address (a P.O. Box number alone is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.  If any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application.  The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-855-369-6209.

How to Redeem Shares

Orders to sell or “redeem” shares may be placed directly with the Funds or through a financial intermediary.  If you originally purchased your shares through a financial intermediary, including an Authorized Intermediary, your redemption order must be placed with the same financial intermediary in accordance with the procedures established by that financial intermediary.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem Fund shares on any business day that a Fund calculates its NAV.  To redeem shares directly with the Funds, you must contact the Funds either by mail or by telephone to place a redemption request.  Your redemption request must be received in good order (as discussed under “Payment of Redemption Proceeds,” below) prior to the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) by the Transfer Agent or by your Authorized Intermediary.  Redemption requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE will be treated as though received on the next business day.

Shareholders who hold their shares through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held through IRA accounts may not be redeemed by telephone.

Payment of Redemption Proceeds.  You may redeem your Fund shares at a price equal to the NAV per share next determined after the Transfer Agent or your Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by the Transfer Agent or your Authorized Intermediary in good order before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent on the next business day.

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A redemption request made through the Transfer Agent will be deemed in “good order” if it includes:

•	the shareholder’s name;
•	the name of the Funds you are redeeming from;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account and signature guarantee(s), if applicable.

For information about your financial intermediary’s requirements for redemption requests in good order, please contact your financial intermediary.

You may have the proceeds sent by check to the address of record, wired to your pre-established bank account or sent by electronic funds transfer through the ACH network using the bank instructions previously established on your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 service fee.  There is no charge to have proceeds sent via ACH.  Proceeds sent via ACH are typically credited to your bank account within two to three days after redemption.  In all cases, proceeds will be processed within seven calendar days after the Funds receive your redemption request.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders.  Your ability to redeem shares online or by telephone may be delayed or restricted after you change your address online or by telephone.  You may change your address at any time by a written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee of each owner is required in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	if a change of address request was received by the Transfer Agent within the last 15 days; or
•	for all redemptions in excess of $100,000 from any shareholder account.

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Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You can execute most redemptions by furnishing an unconditional written request to the Funds to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Rockefeller Funds	Rockefeller Funds
c/o U.S. Bancorp Funds Services, LLC	c/o U.S. Bancorp Funds Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Telephone Redemption.  If you have been authorized to perform telephone transactions (either by completing the required portion of your Account Application or by subsequent arrangement in writing with the Funds), you may redeem shares, in amounts of $100,000 or less, by instructing the Funds by telephone at 1-855-369-6209.  Telephone redemptions cannot be made if you have notified the Transfer Agent of a change of address within 15 days before the redemption request.  If you hold your shares in a retirement account, you may not redeem shares by telephone.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  The Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.  There is no charge to have proceeds sent via ACH.

Systematic Withdrawal Program.  The Funds offer a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each quarter is $500.  This program may be terminated or modified by the Funds at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-855-369-6209 for additional information regarding the SWP.

The Funds’ Right to Redeem an Account.  The Funds reserve the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of a Fund or for market reasons.  The Funds will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.  Redemption of a shareholder’s account by the Funds may result in a capital gain or loss for federal income tax purposes.

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Exchanging or Converting Shares

Exchanging Shares.  You may exchange all or a portion of your investment from the share class of one Rockefeller Fund to an identically registered account in the same share class of another Rockefeller Fund.  Any new account established through an exchange will be subject to the minimum investment requirements described above under “How to Purchase Shares,” unless the account qualifies for a waiver of the initial investment requirement.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable capital gain or loss.

Converting Shares.  Subject to meeting the minimum investment amount for Institutional Class shares, investors currently holding Advisor Class shares of a Fund may convert to Institutional Class shares of the same Fund, without incurring redemption fees.  A share conversion within a Fund will not result in a capital gain or loss for federal income tax purposes.

Call the Funds (toll-free) at 1-855-369-6209 to learn more about exchanges and conversions of Fund shares.

Redemption Fee

Redemptions of short-term holdings may create missed opportunity costs for a Fund, as the Adviser may be unable to take or maintain positions in securities that employ certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Funds will assess a 2.00% fee on the redemption of Fund shares held for 90 days or less.  The Funds use the first-in, first-out method to determine the 90-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is 90 days or less, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made for less than a 90-day period from the date of purchase.  This fee does not apply to Fund shares acquired through reinvested distributions (of net investment income and net capital gain), or redemptions under the SWP.

Although the Funds have the goal of applying this redemption fee to most redemptions of shares held for 90 days or less, the Funds may not always be able to track short-term trading effected through financial intermediaries in non-disclosed or omnibus accounts.  While the Funds have entered into information sharing agreements with such financial intermediaries as described under “Tools to Combat Frequent Transactions,” below, which require such financial intermediaries to provide the Funds with information relating to their customers investing in the Funds through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries.  In addition, because the Funds are required to rely on information from the financial intermediary as to the applicable redemption fee, the Funds cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.  The Funds also reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed by the Adviser not to be disadvantageous to the Funds or their shareholders and that do not indicate market timing strategies.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

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Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps may include, among other things, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests.  Except as noted herein, the Funds will apply all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect short-term trading activities.  Short-term trading occurs when an investor (through one or more accounts) makes more than one round-trip (a purchase into a fund followed by a redemption) within a short period of time.  Investors are limited to no more than four round-trip transactions in a 12-month period after which time future purchases into the Funds will be restricted.  If, as a result of this monitoring, a Fund believes that an investor has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Fair Value Pricing.  The Funds employ fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Adviser, does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Share Price.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Authorized Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Funds’ ability to monitor and discourage abusive trading practices in non-disclosed or omnibus accounts may be limited.

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Other Fund Policies

Telephone Transactions.  If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed previously in the “How to Purchase Shares” section.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.  The Funds are not responsible for delays due to communications or transmission outages.

Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

•	your Fund account number;
•	the name in which your account is registered; or
•	the Social Security or taxpayer identification number under which the account is registered.

Redemption in Kind.  The Funds generally pay redemption proceeds in cash.  However, the Trust has filed a notice of election under Rule 18f-1 under the 1940 Act with the SEC, under which the Trust has reserved the right to redeem in kind under certain circumstances, meaning that redemption proceeds are paid in liquid securities with a market value equal to the redemption price.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash.

Policies of Other Financial Intermediaries.  A financial intermediary may establish policies that differ from those of the Funds.  For example, the intermediary may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.

Closure of a Fund.  The Adviser retains the right to close a Fund (or partially close a Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Adviser may decide to close a Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

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Householding. In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-855-369-6209 to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Funds are unable to locate you, then it will determine whether your account can legally be considered abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  Your last known address of record determines which state has jurisdiction.

Distribution of Fund Shares

The Distributor

Quasar Distributors, LLC (the “Distributor”) is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of each Fund’s Advisor Class shares that allows a Fund to make payments to financial intermediaries and other persons for certain personal services for shareholders and/or the maintenance of shareholder accounts.  The amount of the shareholder servicing fee authorized is an annual rate of 0.15% of a Fund’s average daily net assets attributable to Advisor Class shares.  Because these fees are paid out of a Fund’s assets attributable to Advisor Class shares on an on-going basis, over time these fees will increase the cost of your investment in Advisor Class shares of a Fund and may cost you more than paying other types of sales charges.  Institutional Class shares of the Funds are not subject to a shareholder servicing fee.

Payments to Financial Intermediaries

The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to service fees paid by the Funds, if any.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

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Distributions and Taxes

Distributions

The Core Equity Fund and the Select Equity Fund will make distributions of net investment income and net capital gain, if any, at least annually, typically during the month of December.  The Core Taxable Bond Fund, the Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund will make distributions of net investment company income on a quarterly basis, and will make distributions of net capital gain, if any, at least annually, typically during the month of December.  The Funds may make additional distributions if deemed to be desirable at another time during the year.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV per share and to reinvest all subsequent distributions.

Federal Income Tax Consequences

Distributions of a Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%).  For non-corporate shareholders, to the extent that a Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to net long-term capital gain, if certain holding period requirements have been satisfied by the shareholder.  For corporate shareholders, a portion of a Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent a Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that a Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

Distributions of a Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain (for non-corporate shareholders, currently taxed at a maximum rate of 20%) regardless of the length of time that a shareholder has owned Fund shares.  Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

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The Core Equity Fund is the successor to the portfolio of the Rockefeller Global Equity Fund II, L.P., and the Select Equity Fund is the successor to the portfolio of the Rockefeller Select Equity Fund, L.P.  The Core Equity Fund and the Select Equity Fund have each taken the position that they have succeeded to the tax basis of the assets acquired from the respective predecessor limited partnerships.  Shareholders should be aware that as the Core Equity Fund and the Select Equity Fund sell portfolio securities that were acquired from the respective predecessor limited partnerships, any gain inherent in such securities at the time the Fund acquired such securities, along with any appreciation that occurred while the Fund held such securities, may be recognized by the Fund, and any such recognized gain will be distributed to Fund shareholders and will be taxable to them for federal income tax purposes.  Accordingly, a shareholder of the Core Equity Fund and the Select Equity Fund may be taxed on appreciation that occurred before the shareholder purchased shares of such Fund, including appreciation that occurred prior to such Fund’s acquisition of portfolio securities from a predecessor limited partnership.

The Tax Exempt Bond Fund and Tax Exempt New York Bond Fund anticipate that substantially all of their distributions will be exempt from regular federal income taxes, including the federal AMT, and, in the case of Tax Exempt New York Bond Fund, New York State and New York City personal income taxes, though certain distributions may be subject to the federal, state and local income taxes.  The Tax Exempt Bond Fund and Tax Exempt New York Bond Fund do not seek to realize taxable income or capital gains.  However, to the extent the Funds’ distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income.    Additionally, the Tax Exempt Bond Fund’s distributions that are exempt from regular federal income taxes may not also qualify for a similar exemption under state or local income tax laws.

For New York State income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City income taxes.  Distributions that are federally taxable as ordinary income or capital gains are generally subject to state income taxes.

You will be taxed in the same manner whether you receive your distributions (whether of investment company taxable income, tax-exempt income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%.  The Medicare tax is imposed on the lesser of: (i) a taxpayer’s investment income (which excludes tax-exempt distributions made by the Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund), net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Funds’ distributions (other than tax-exempt distributions made by the Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund) are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale, redemption or exchange of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Shareholders who sell, redeem or exchange shares generally will have a capital gain or loss from the sale, redemption or exchange.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, redemption or exchange (including in-kind redemptions) and how long the shares were held by a shareholder.  Gain or loss realized upon a sale, redemption or exchange of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short-term capital gain or loss.  Any loss arising from the sale, redemption or exchange of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

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The Funds are required to report to you and the Internal Revenue Service (the “IRS”) the cost basis of Fund shares when you subsequently sell, redeem or exchange those shares.  The Funds will determine cost basis using the average cost method unless you elect in writing any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Funds for the preceding year will be annually reported to shareholders.  Distributions made by the Funds may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Financial Highlights

Because the Funds have recently commenced operations, there are no financial highlights available at this time.

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PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	information the Funds receives about you on applications or other forms;
•	information you give the Funds orally; and/or
•	information about your transactions with the Funds or others.

The Funds do not disclose any non-public personal information about its shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Funds may share information with affiliated parties and unaffiliated third parties with whom they have contracts for servicing the Funds.  The Funds will provide unaffiliated third parties with only the information necessary to carry out the assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Investment Adviser
Rockefeller & Co., Inc.
10 Rockefeller Plaza, Third Floor
New York, New York 10020

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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Rockefeller Funds
Each a series of Trust for Professional Managers

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports will provide the most recent financial reports and portfolio listings.  The annual reports will contain a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ prior fiscal period.

You can obtain a free copy of these documents (when they become available), request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-855-369-6209, by visiting the Funds’ website at www.rockefellerfunds.com or by writing to:

Rockefeller Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-10401)

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Rockefeller Core Equity Fund
Institutional Class Shares (Symbol: RCEQX)
Advisor Class Shares (Symbol: RCCQX)

Rockefeller Select Equity Fund
Institutional Class Shares (Symbol: RCSQX)
Advisor Class Shares (Symbol: RCSLX)

Rockefeller Core Taxable Bond Fund
Institutional Class Shares (Symbol: RCFIX)
Advisor Class Shares (Symbol: RCFAX)

Rockefeller Intermediate Tax Exempt National Bond Fund
Institutional Class Shares (Symbol: RCTEX)
Advisor Class Shares (Symbol: RCTAX)

Rockefeller Intermediate Tax Exempt New York Bond Fund
Institutional Class Shares (Symbol: RCNYX)
Advisor Class Shares (Symbol: RCNEX)

Statement of Additional Information

December 26, 2013

This Statement of Additional Information (“SAI”) provides general information about the Rockefeller Core Equity Fund, the Rockefeller Select Equity Fund, the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Trust for Professional Managers (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated December 26, 2013 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus and/or the Funds’ annual shareholder report when it becomes available, free of charge, please write or call the Funds at the address or toll-free telephone number below, or visit the Funds’ website at www.rockefellerfunds.com.

Rockefeller Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-369-6209

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The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  Each Fund is one series, or mutual fund, formed by the Trust.  Except for the Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Tax Exempt New York Bond Fund”), each Fund is a diversified series.  The Tax Exempt New York Bond Fund is non-diversified and, as such, is not subject to certain diversification requirements under the Investment Company Act of 1940, as amended (“1940 Act”).  Each Fund has its own investment objective and policies.  As of the date of this SAI, shares of thirty other series of the Trust are offered in separate prospectuses and SAIs.  The Trust may start additional series and offer shares of a new fund or share class under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Funds are represented by shares of beneficial interest each with a par value of $0.001.  Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series or class of shares, except in matters where a separate vote is required by the 1940 Act, or when the matters affect only the interest of a particular series or class of shares.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class. The Trust does not normally hold annual meetings of shareholders.  The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

With respect to the Funds, the Trust may offer more than one class of shares.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  The Funds currently offer two classes of shares: Institutional Class and Advisor Class shares.  The Trust, on behalf of the Funds, has adopted a multiple class plan under Rule 18f-3 under the 1940 Act, detailing the attributes of each of the Funds’ share classes.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series or class are borne solely by that series or class.  Any general expenses of the Trust not readily identifiable as belonging to a particular series or class are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of a Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Rockefeller & Co., Inc. (the “Adviser”) serves as the investment adviser for the Funds.

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Investment Policies, Strategies and Associated Risks

Investment Objectives
The Rockefeller Core Equity Fund (the “Core Equity Fund”) and the Rockefeller Select Equity Fund (the “Select Equity Fund”) seek long-term capital appreciation.  The Rockefeller Core Taxable Bond Fund (the “Core Taxable Bond Fund”) seeks to generate current income consistent with preservation of capital.  The Rockefeller Intermediate Tax Exempt National Bond Fund (the “Tax Exempt National Bond Fund”) and the Tax Exempt New York Bond Fund (together with the Tax Exempt National Bond Fund, the “Tax Exempt Funds”) seek to generate current income that is exempt from regular federal income tax (and, in the case of Tax Exempt New York Bond Fund, exempt from New York State and New York City personal income tax) consistent with preservation of capital.

Each Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.  However, each Fund has a strategy of investing at least 80% of its net assets according to a particular strategy and the Fund will not change that strategy without first providing shareholders with at least 60 days’ prior notice.

Diversification
Except for the Tax Exempt New York Bond Fund, the Funds are diversified.  Under the 1940 Act, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer.  The remaining 25% of a Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws.  The diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Funds are diversified, the Funds are less subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities.

Investment Strategies and Related Risks
There is no assurance that a Fund will achieve its investment objective.  The following discussion supplements the description of the Funds’ investment objectives and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment restrictions listed below (see “Investment Restrictions”), the Funds’ investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While the Funds are permitted to hold securities and engage in various strategies as described hereafter, they are not obligated to do so, except as otherwise provided in the Prospectus.

Whenever an investment policy or investment restriction states a maximum percentage of a Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and investment restrictions set forth herein or in the Prospectus.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, such Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, a Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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	Core Equity Fund	Select Equity Fund	Core Taxable Bond Fund	Tax Exempt National Bond Fund	Tax Exempt New York Bond Fund
Bonds, Debt and Fixed-Income Obligations	-	-	✓	✓	✓
Corporate Debt Securities	-	-	✓	✓	✓
High Yield Fixed-Income Securities	-	-	✓	✓	✓
Repurchase Agreements	-	-	✓	✓	✓
Reverse Repurchase Agreements	-	-	✓	✓	✓
Unrated Debt Securities	-	-	✓	✓	✓
U.S. Government Obligations	-	-	✓	✓	✓
U.S. Territories and Commonwealth Obligations	-	-	*	*	*
Zero-Coupon Securities	-	-	✓	✓	✓
Borrowing	*	*	*	*	*
Equity Securities	✓	✓	-	-	-
Common Stocks	✓	✓	-	-	-
Convertible Securities	✓	✓	-	-	-
Large Capitalization Companies	✓	✓	-	-	-
Preferred Stocks	✓	✓	-	-	-
Rights and Warrants	*	*	-	-	-
Small and Medium-Sized Companies	✓	✓	-	-	-
Foreign Investments and Currencies	✓	✓	*	*	*
General Market Risk	✓	✓	✓	✓	✓
Illiquid Securities	*	*	✓	✓	✓
Initial Public Offerings	*	*	*	*	*
Investment Companies and Exchange-Traded Funds	✓	✓	✓	✓	✓
Master Limited Partnerships	*	*	*	*	*
Options and Related Strategies	*	*	*	*	*
Restricted Securities	*	*	✓	✓	✓
Variable-, Adjustable- And Floating-Rate Securities	-	-	*	*	*
When-Issued Securities	-	-	✓	✓	✓

Legend
✓ Indicates Principal Investment Strategy or Risk
* Indicates Non-Principal Investment Strategy or Risk
-  Indicates the strategy or risk is not applicable to a Fund

Bonds, Debt and Fixed-Income Obligations
The Funds may invest in bonds and other types of debt and fixed-income obligations of U.S. and foreign issuers, including bonds, notes and debentures issued by corporations and U.S. and foreign Government securities.  These securities may pay fixed, variable, adjustable or floating rates of interest, and may include zero-coupon obligations that do not pay interest until maturity.

The Funds may invest in investment grade and non-investment grade bonds, debt and fixed-income obligations.  Investment grade debt securities have received a rating from Standard & Poor’s Ratings Service (“S&P”), or Moody’s Investors Service, Inc. (“Moody’s”) in one of the four highest rating categories or, if not rated, have been determined by the Adviser to be of comparable quality to such rated securities.  Non-investment grade debt securities (typically called “junk bonds”) are debt securities that have received a rating from S&P or Moody’s of below investment grade, or that have no rating and are determined by the Adviser to be of a quality below investment grade.  There are no limitations on the maturity or duration of debt securities that may be purchased by the Funds.  See Appendix A for descriptions of these rating categories.

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Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable or unwilling to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.  The historically low interest rate environment increases the risk associated with rising interest rates.

High Yield Fixed-Income Securities.  Higher yield fixed-income securities and loans, often referred to as “junk bonds” or “leveraged loans,” are lower-grade debt instruments that generally offer higher yields than other debt securities.  They can also carry a greater risk of default, which is the risk that the issuer will not make interest or principal payments when due.  In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected by the default.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing, and any of these factors could lead to a default.

The market prices of lower-grade debt securities are generally less sensitive to interest rate changes than higher rated investments but are more sensitive to adverse economic or political conditions and negative, individual issuer developments.  Lower-grade debt securities may also have less liquid markets than higher rated debt securities, and their liquidity may be more heavily impacted by adverse economic, political or issuer conditions.  Negative publicity or investor perceptions, as well as new or proposed laws, may also have a significant impact on the market for these debt securities.

Credit quality of lower-grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular higher yielding, high-risk debt security.  For these reasons, the Adviser uses independent and ongoing review of credit quality in addition to the national rating organizations in selecting debt securities for the Funds.

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Repurchase Agreements.  Under repurchase agreements, the seller of the security agrees to repurchase it from a Fund at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase.  In either case, the income to a Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Funds will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of a Fund’s net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the instrument that is subject to the repurchase agreement.  It is not clear whether a court would consider the instrument acquired by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the instrument before its repurchase under a repurchase agreement, a Fund could encounter delays and incur costs before being able to sell the instrument.  Delays may involve loss of interest or a decline in price of the instrument.  If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the instrument, a Fund may be required to return the instrument to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the instrument.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the instrument.  However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the instrument subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the instrument to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements.  The Funds may borrow by entering into reverse repurchase agreements with the same parties with whom they may enter into repurchase agreements.  Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon price.  At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities.  During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Funds’ limitations on borrowing.

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Unrated Debt Securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their debt securities.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed by the Adviser to determine whether to purchase unrated debt securities for the Funds.

U.S. Government Obligations.  The Funds may invest in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. Government or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association are supported by the full faith and credit of the U.S. Government.  Securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are supported only by the discretionary authority of the U.S. Government.  In September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency, a newly created independent regulator.  The U.S. government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

U.S. Territories and Commonwealth Obligations.  Investments in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, Guam and the Virgin Islands, and their political subdivisions, agencies and authorities may be subject to adverse political and economic conditions and developments, which may, in turn, negatively affect the value of the Fund’s holdings in such obligations.

Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments but are sold at a deep discount to their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, the liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on his or her investment.  Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other debt securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds that pay interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because they reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income, and therefore a Fund may be required to make distributions to shareholders before the Fund receives any cash payments on its investment.  As a result, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements for maintaining its status as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

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Borrowing
Each Fund may borrow to increase its portfolio holdings of securities.  Each Fund will limit its borrowing to an amount not to exceed one-third of its total assets.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

A Fund may also be deemed to be borrowing when entering into certain derivative transactions such as certain options, futures, forwards or swap transactions.  This type of borrowing is generally referred to as economic leverage.

The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  The interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains.  Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

Equity Securities
Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stocks.  Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a  invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

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Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  A Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  The Funds may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.  In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.  Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities.  Consequently, the issuer’s convertible securities generally may be viewed as having more risk than its senior debt securities but less risk than its common stock.

Large Capitalization Companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Preferred Stocks.  Preferred stocks pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of an issuer’s assets.  This means that an issuer must pay dividends on preferred stocks before paying any dividends on its common stock.  Some preferred stocks offer a fixed rate of return with no maturity date.  Because those preferred stocks never mature, they trade like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates.  Other preferred stocks have variable dividends, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process involving bids submitted by holders and prospective purchasers of such securities.  Because preferred stocks represent equity ownership interests in an issuer, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.  Preferred stockholders usually have no voting rights or their voting rights are limited to certain extraordinary transactions or events.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or discontinued by the issuer, and that participation in the growth of an issuer may be limited.

Rights and Warrants.  The Funds may invest in rights and warrants.  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock, and it is issued at a predetermined price in proportion to the number of shares already owned.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  The value of warrants is derived solely from capital appreciation of the underlying equity securities.  Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

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An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Small- and Medium-Sized Companies.  To the extent a Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of smaller sized companies.  Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Foreign Investments and Currencies
The Funds may make investments in securities of non-U.S. issuers (“foreign securities”), including U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Funds may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency.  Such changes will also affect a Fund’s income.  The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

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Market Characteristics.  Foreign securities in which the Funds invest will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and a Fund’s investments in foreign securities may be less liquid and more volatile than its investments in U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.  Additionally, issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities

Taxes.  The interest and dividends payable on certain of the Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs.  To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Emerging Markets.  Some of the securities in which the Funds may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Funds’ investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in the securities of a foreign company, the Adviser may consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which a Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

General Market Risks
U.S. and international markets have experienced significant volatility in recent years.  The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risk of investing in securities held by the Funds.

Illiquid Securities
Each Fund is limited by its restrictions to investing only up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

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Each Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of a Fund’s net assets.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

Initial Public Offerings
The Funds may invest in securities of companies in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of the Funds’ portfolios and may lead to increased expenses to the Funds, such as commissions and transaction costs.  By selling IPO shares, the Funds may realize taxable capital gains that it will subsequently distribute to shareholders.  Investing in IPOs has added risks because their shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Funds’ portfolios.

Investment Companies and Exchange-Traded Funds
The Funds may invest in shares of other investment companies, including money market mutual funds, other mutual funds or ETFs.  The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Funds limit their investments in securities issued by other investment companies in accordance with the 1940 Act.  With certain exceptions, Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund (such limits do not apply to investments in money market funds).  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public offering price that includes a sales load of more than 1 1/2%.  Rule 12d1-3 under the 1940 Act provides, however, that the Funds may rely on the Section 12(d)(1)(F) exemption and charge a sales load in excess of 1½ % provided the sales load and any service fee charged does not exceed limits set forth in applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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If a Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of the securities of the investment company.  In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  To the extent a Fund is unable to redeem such shares within 7 days of a redemption request, the shares will be deemed illiquid and subject to the limitation that the Fund may not invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund will also bear its pro rata portion of the advisory and operational expenses incurred indirectly through its investments in other investment companies.

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in other investment companies.  In addition, a Fund’s investment in ETFs is also subject to the limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  To the extent a Fund invests in inverse ETFs, such investments are subject to the risk that their performance will decline as the value of their benchmark indices rises.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at their current market price, which may be more or less than their net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem ETF shares directly from an ETF.

Master Limited Partnerships
The Core Equity Fund and the Select Equity Fund may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended, and listed on a major United States stock exchange, if the issuer meets the Funds’ investment criteria.  MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their cash flow in distributions.  This pass through creates passive income or losses, along with dividend and investment income. The MLPs the Funds may purchase are comprised of a general partner (the “GP”) and multiple limited partners (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment.  Typically, the GP has a 1% to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase.  This serves as an incentive to the GP to grow the partnership’s distributions.

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Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Options and Related Strategies

General.  The Funds may use certain options (collectively “Financial Instruments”) traded on an exchange and over-the-counter (“OTC”), as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”).  In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Adviser may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

1.
Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction.  The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

2.
Options prices can diverge from the prices of their underlying instruments.  Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

3.
As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time.  A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

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Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Funds on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose the Funds to an obligation to another party.  A Fund will not enter into any such transactions unless it owns either: (1) an offsetting (“covered”) position in securities or other options contracts; or: (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with an approved custodian, in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the NYSE Amex and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate its obligation under a call or put option that it has written by purchasing an identical call or put option.  This is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option.  This is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

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Risks of Options on Commodities, Currencies and Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the NYSE Arca Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options that the Funds may buy or sell.

Puts and calls on indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities contracts.  When A Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Funds an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

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Risks of Options on Indices.  If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Combined Positions.  The Funds may purchase and write options in combination with each other.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Restricted Securities
The Funds may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Restricted securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Funds, and are not sold on a trading market or exchange.  While restricted securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of the Funds’ investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of restricted securities may not be subject to the disclosure and other investor protection requirements of a publicly registered trade.  Additionally, the Funds could obtain material non-public information from the issuer of such securities that would restrict the Funds’ ability to conduct portfolio transactions.

Restricted securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  The Funds may incur more costs in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, the Funds may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

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Restricted securities cannot be resold to the public unless they have been registered under the Securities Act or pursuant to an exemption, such as Rule 144A.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described below in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Variable-, Adjustable- And Floating-Rate Securities
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.).  Adjustments of interest rates of mortgages underlying adjustable rate mortgage-related securities (“ARMs”) usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.  Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable-, adjustable-, or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

Variable-, adjustable- and floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice; in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower.  The interest rates on these notes fluctuate from time to time.  The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations.  The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals.  Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.  Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded.  There generally is not an established secondary market for these obligations, although they are redeemable at face value.  Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

In addition, each variable-, adjustable- and floating-rate obligation must meet the credit quality requirements applicable to all of a Fund’s investments at the time of purchase.  When determining whether such an obligation meets a Fund’s credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

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When-Issued Securities
The Funds may purchase securities on a when-issued basis.  These transactions involve a commitment by the Funds to purchase or sell particular securities with payment and delivery taking place at a future date, and permit the Funds to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  No income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Funds will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable.

Temporary Strategies; Cash or Similar Investments
For temporary defensive purposes, up to 100% of each Fund’s total assets may be invested in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory fees and operational expenses.

For longer periods of time, a Fund may hold a substantial cash position.  If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period.  To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Funds may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  A Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Investments” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in the Prospectus, a Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. A Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. A Fund may invest a portion of its assets in commercial paper and short term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix A.

Investment Restrictions

Fundamental Investment Restrictions
The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities” of a Fund, as defined under the 1940 Act.  Under the 1940 Act, the vote of the holders of a “majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

Unless otherwise indicated below, each Fund may not:

1.	issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;

2.	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;

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3.
underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);

4.
purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

5.
purchase or sell commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by commodities, or investing in precious metals in accordance with a Fund’s investment objective and policies set forth in the Prospectus;

6.	make loans of money (except for the lending of a Fund’s portfolio securities and purchases of debt securities consistent with the investment policies of the Fund);

7.
except for the Tax Exempt New York Bond Fund, with respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to a Fund’s investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies); and

8.
invest in the securities of any one industry if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry, except that the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  For purposes of this restriction, states, municipalities and their political subdivisions are not considered part of any industry.

Non-Fundamental Investment Restrictions
The following lists the non-fundamental investment restrictions applicable to the Funds.  These restrictions can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of a Fund.

1.
Each Fund may not invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities.  Illiquid securities are those securities that are not readily marketable, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, OTC options, and repurchase agreements providing for settlement in more than seven days after notice.

2.
Each Fund that has an investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name will not make any change to such policy without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Management of the Funds

Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees.  The Board of Trustees consists of four individuals.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.

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Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Age: 58	Trustee	Indefinite Term; Since August 22, 2001	35	Professor and Chair, Department of Accounting, Marquette University (2004-present).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 57	Trustee	Indefinite Term; Since August 22, 2001	35	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).
Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 70	Trustee	Indefinite Term; Since October 23, 2009	35
Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994-2011); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997-2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997-2007).

Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed-end investment companies); Independent Trustee, Gottex Multi-Alternatives fund complex (three closed-end investment companies); Independent Manager, Ramius IDF fund complex (two closed-end investment companies).

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	35	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).
John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 39	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 34	Secretary	Indefinite Term; Since November 15, 2005	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Robert M. Slotky 615 E. Michigan St. Milwaukee, WI 53202 Age: 66	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since January 26, 2011	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC, (2001- present).	N/A
Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 31	Assistant Treasurer	Indefinite Term; Since July 21, 2011	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008-present).	N/A
*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

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The Role of the Board of Trustees
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, administrator, custodian and transfer agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held five times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust, and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board of Trustees is comprised of three Independent Trustees – Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel – and one Interested Trustee – Mr. Joseph C. Neuberger.  Accordingly, 75% of the members of the Board are Independent Trustees, Trustees who are not affiliated with the Adviser or its affiliates, or any other investment adviser or other service provider to the Trust or any underlying fund.  The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee is comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairperson, Mr. Neuberger, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of the Distributor, which acts as principal underwriter to the Funds and many of the Trust’s other underlying funds.  Mr. Neuberger also serves as Executive Vice President of U.S. Bancorp Fund Services, LLC, the Funds’ administrator (the “Administrator”).  The Trust has not appointed a lead Independent Trustee.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

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The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairperson’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept composed of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Chief Compliance Officer regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks as well as other risks that may be discussed during Audit Committee meetings.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Michael D. Akers, Ph.D., CPA.  Dr. Akers has served as an Independent Trustee of the Trust since August 2001.  Dr. Akers has also served as an independent trustee of USA Mutuals, an open-end investment company, since 2001.  Dr. Akers has been a Professor and Chair of the Department of Accounting of Marquette University since 2004, and was Associate Professor of Accounting of Marquette University from 1996 to 2004.  Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant.  Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

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Gary A. Drska.  Mr. Drska has served as an Independent Trustee of the Trust since August 2001.  Mr. Drska has also served as an independent trustee of USA Mutuals since 2001.  Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986.  Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as an Interested Trustee of the Trust since August 2001.  Mr. Neuberger has also served as a trustee of USA Mutuals since 2001 and Buffalo Funds, an open-end investment company, since 2003.  Mr. Neuberger has served as Executive Vice President of the Administrator, a multi-service line service provider to mutual funds, since 1994.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Jonas B. Siegel, CPA.  Mr. Siegel has served as a Trustee of the Trust since November 2009.  Mr. Siegel has served, since 2010, as a trustee of the Gottex Multi-Asset Endowment fund complex and the Gottex Multi-Alternatives fund complex, each of which is composed of three closed-end investment companies, and since 2011, as an Independent Manager of the Ramius IDF fund complex, which is composed of two closed-end investment companies.  Mr. Siegel previously served as the Managing Director, CAO and CCO of Granite Capital International Group, L.P., an investment management firm, from 1994 to 2011, as Vice President, Secretary, Treasurer and CCO of Granum Series Trust, an open-end investment company, from 1997 to 2007, and as President, CAO and CCO of Granum Securities, LLC, a broker-dealer, from 1997 to 2007.  Mr. Siegel is a certified public accountant.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Siegel is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares
As of the date of this SAI, no Trustee of the Trust beneficially owned shares of the Funds or any other series of the Trust.

Furthermore, as of the date of this SAI, neither the Trustees who are not “interested” persons of the Funds, nor members of their immediate families, own securities beneficially, or of record, in the Adviser, the Distributor or any of their affiliates.  During the past two years ended December 31, 2012, neither the Trustees who are not “interested” persons of the Funds nor members of their immediate families, have had a direct or indirect interest, the value of which exceeds $120,000 in: (i) the Adviser, the Distributor or any of their affiliates, or (ii) any transaction or relationship in which any such entity, the Funds, any officer of the Funds, or any of their affiliates was a party.

Board Committees

Audit Committee.  The Trust has an Audit Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel.  The Audit Committee reviews financial statements and other audit-related matters for the Funds.  The Audit Committee also holds discussions with management and with the Funds’ independent auditor concerning the scope of the audit and the auditor’s independence.  Dr. Akers is designated as the Audit Committee chairman and serves as the Audit Committee’s “audit committee financial expert,” as stated in the annual reports relating to the series of the Trust.

Nominating Committee.  The Trust has a Nominating Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.  As part of this process, the Nominating Committee considers criteria for selecting candidates sufficient to identify a diverse group of qualified individuals to serve as trustees.

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The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the Secretary of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently composed of Mr. John Buckel, Ms. Jennifer Lima and Mr. Jesse Schmitting, who each serve as an officer of the Trust.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.

As the Funds are new, none of the Trust’s committees have met with respect to the Funds.

Trustee Compensation
The Independent Trustees receive a retainer fee of $45,000 per year, $2,000 for each in-person meeting and $1,000 per Board meeting via telephone from the Trust for all funds contained in the Trust, as well as reimbursement for expenses incurred in connection with attendance at meetings.  Interested Trustees of the Trust do not receive any compensation for their service as Trustee.  Because the Funds have recently commenced operations, the following compensation figures represent estimates for the current fiscal year ending November 31, 2014:

Name of Person/Position	Aggregate Compensation from the Funds1	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and the Trust2 Paid to Trustees
Dr. Michael D. Akers, Independent Trustee	$7,433	None	None	$55,000
Gary A. Drska, Independent Trustee	$7,433	None	None	$55,000
Jonas B. Siegel, Independent Trustee	$7,433	None	None	$55,000
Joseph C. Neuberger, Interested Trustee	None	None	None	None
1	Trustees fees and expenses are allocated among the Funds and any other series comprising the Trust.
2	There are currently thirty other portfolios comprising the Trust.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Funds.

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Investment Adviser
Investment advisory services are provided to the Funds by the Adviser, Rockefeller & Co., Inc., pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser is a wholly-owned subsidiary of Rockefeller Financial Services, Inc.  The Rockefeller Family Trust, an independent trust established for the benefit of members of the Rockefeller family, is considered to be a control person of the Adviser due to its beneficial ownership of more than 25% of Rockefeller Financial Services, Inc.  After an initial two-year period, the Advisory Agreement continues in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Funds; and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Advisory Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Funds, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the outstanding voting securities of the Funds; or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds a management fee computed daily and paid monthly, based on an annual rate as specified in the Prospectus.  However, the Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.

Fund Expenses.  Each Fund is responsible for its own operating expenses.  However, pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Funds, the Adviser has agreed to waive management fees payable to it by the Funds and/or to reimburse each Fund’s operating expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) to the limit set forth in the “Fees and Expenses of the Fund” tables in the Prospectus.  Any such reimbursements made by the Adviser of management fees or reimbursement of expenses that are a Fund’s obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for management fee waivers and expense payments made in the previous three fiscal years from the date the expense was incurred.  Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses.

Portfolio Managers
As disclosed in the Prospectus, David P. Harris, Jimmy C. Chang, Richard Bayles and Mark Iannarelli serve as the portfolio managers of the Funds (each, a “Portfolio Manager,” and collectively, the “Portfolio Managers”).  Mr. Harris and Mr. Chang serve as Portfolio Managers for the Core Equity Fund, Mr. Bayles serves as the Portfolio Manager for the Select Equity Fund and Mr. Iannarelli serves as the Portfolio Manager for the Core Taxable Bond Fund, the Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund.

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Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Asset amounts have been rounded and are approximate as of November 30, 2013.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

David P. Harris
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	14	$1,239	1	$29
Other Accounts	224	$2,632	0	$0
Jimmy C. Chang
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	9	$1,076	0	$0
Other Accounts	400	$3,133	0	$0
Richard Bayles
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$27	0	$0
Other Accounts	45	$608	0	$0
Mark Iannarelli
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	219	$1,134	0	$0

Material Conflicts of Interest
Potential conflicts of interest may arise in connection with the Portfolio Managers’ management of the Funds’ investments and the management of the investments of “other accounts”.  The other accounts may have the same or similar investment objectives and strategies as the Funds but may be subject to different management fee structures than the Funds.  Therefore, a potential conflict of interest may arise as a result of the similarities in investment objectives and strategies, whereby the Portfolio Managers could favor one account over another.  Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds.  The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

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Portfolio Manager Compensation
The Portfolio Managers’ compensation consists of a combination of competitive base salary, a discretionary annual bonus, and in the case of Managing Directors and certain other senior professionals, participation in the firm’s Stock Incentive Plan, which is long-term in nature and designed to attract and retain senior professionals and to promote the growth of long-term shareholder value through a close alignment of interests.  Bonus compensation is determined by the Adviser and incorporates individual, team and firm performance.  In certain cases, a Portfolio Manager may receive a portion of the investment management fees collected by the Adviser.

Ownership of Securities in the Funds by the Portfolio Managers
As of the date of this SAI, the Portfolio Managers beneficially owned shares of the Funds as shown below:

Dollar Range of Equity Securities in the Funds
Portfolio Manager	Core Equity Fund	Select Equity Fund	Core Taxable Bond Fund	Tax Exempt National Bond Fund	Tax Exempt New York Bond Fund
David P. Harris	None	None	None	None	None
Jimmy C. Chang	None	None	None	None	None
Richard Bayles	None	Over $1,000,0001	None	None	None
Mark Iannarelli	None	None	None	None	None
1
Reflects shares owned of a limited partnership that is expected to be reorganized into the Select Equity Fund on April 1, 2014, which was managed by the Adviser and had an investment objective, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.

Service Providers
Pursuant to an administration agreement between the Trust and the Administrator, U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, acts as the Funds’ administrator.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.  For its administration and fund accounting services, the Administrator receives from the Funds a combined fee computed daily and payable monthly based on the Funds’ average net assets at the rate of 0.08% of average net assets on the first $1.1 billion, 0.05% of average net assets on the next $1.4 billion, and 0.03% on the balance, all subject to an monthly minimum fee of $38,000.

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Pursuant to a custody agreement between the Trust and the Funds, U.S. Bank, N.A., an affiliate of USBFS, serves as the custodian of the Funds’ assets (the “Custodian”), whereby the Custodian provides custody services for fees on a transaction basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North River Center Drive, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Legal Counsel
Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Funds.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 555 East Wells Street, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds.

Distribution and Servicing of Fund Shares
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with the Distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The offering of the Funds’ shares is continuous, and the Distributor distributes the Funds’ shares on a best efforts basis.  The Distributor is not obligated to sell any certain number of shares of the Funds.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the FINRA.

The Distribution Agreement has an initial term of two years and will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Funds or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice.  The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Shareholder Servicing Plan
The Fund has adopted a Shareholder Servicing Plan on behalf of its Advisor Class to pay for shareholder support services from a Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.15% of a Fund’s average daily net assets attributable to Advisor Class shares. Each Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with that Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of Advisor Class shareholders.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

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Purchases of portfolio securities for the Funds will be effected through broker-dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser seeks to obtain “best execution.”  Best execution does not necessarily mean paying the lowest spread or commission rate available.  In seeking best execution, the Adviser may consider the full range of a broker-dealer’s services.  The factors considered by the Advisor in seeking best execution include, but are not limited to, the broker-dealer’s execution capability; clearance and settlement services; commission rate; trading expertise; willingness and ability to commit capital; ability to provide anonymity; financial responsibility; reputation and integrity; responsiveness; access to underwritten offerings and secondary markets; and access to company management, as well as the value of any research provided by the broker-dealer.  In assessing which broker-dealer can provide best execution for a particular trade, the advisor also may consider the timing and size of the order and available liquidity and current market conditions.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Funds and/or client accounts.

Subject to applicable legal requirements, the Adviser may select a broker based partly on brokerage or research services provided to the Adviser and its clients, including the Funds.  The Adviser may cause a Fund to pay a higher commission than other brokers would charge if the Adviser determines in good faith that the amount of the commission is reasonable in relation to the value of services provided. The Adviser also may receive brokerage or research services from broker-dealers that are provided at no charge in recognition of the volume of trades directed to the broker.

Generally, research services provided by brokers or dealers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues.  Such research services may be in the form of access to various computer-generated data, written reports, telephone contacts and personal meetings with knowledgeable sources.  While brokers or dealers with whom the Adviser effects trades may provide the Adviser with their own internally produced research, in some cases, research services are generated by third parties and supplied to the Adviser by or through brokers or dealers provided that, in this case, the broker or dealer must directly incur the obligation to pay the third party.

The Adviser also may consider the receipt of commission sharing arrangements as a factor in selecting broker dealers to execute transactions consistent with its duty to seek best execution. Under such arrangements, the Adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide research services to the investment adviser. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

The Adviser is actively engaged in transactions for other advisory clients involving the same securities and instruments in which the Funds will invest.  The Adviser manages and advises other client accounts and/or investment vehicles which have investment objectives similar to, as well as dissimilar to, those of the Funds and/or which may engage in transactions in the same types of securities and instruments as the Funds.  As a result, it is likely that at times identical securities will be acceptable for both the Funds and one or more of the Advisor’s other client accounts and/or investment vehicles.  In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.  Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Funds, over a period of time on a fair and equitable basis and in accordance with applicable law.

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Portfolio Turnover
Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction and brokerage commission costs and may generate capital gains, including short-term capital gains taxable to shareholders at ordinary income rates (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%).  To the extent that a Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.

Code of Ethics
The Funds, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

Proxy Voting Procedures
The Board of Trustees has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board of Trustee’s continuing oversight.  The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Adviser to present to the Board of Trustees, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

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In the event of a conflict between the interests of the Adviser and a Fund, the Proxy Policies provide that the conflict may be disclosed to the Board of Trustees or its delegate, who shall provide direction on how to vote the proxy.  The Board of Trustees has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, 1-855-369-6209 or by accessing the SEC’s website at www.sec.gov.

The Adviser’s Proxy Voting Guidelines
The Adviser has adopted and implemented these policies and procedures to ensure that proxies are voted in the best interest of clients in fulfillment of the Adviser’s fiduciary duties and in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

The Adviser has engaged Glass, Lewis & Co. LLC (“GL”), an organization unaffiliated with the Adviser, to assist with proxy voting.  In addition to the execution of proxy votes in accordance with the Adviser’s guidelines and record-keeping services, GL also provides the Adviser with corporate governance information, due diligence related to making appropriate proxy voting decisions and vote recommendations.  The Adviser, however, retains final authority and responsibility for proxy voting.

The Adviser does not automatically vote for or against any class of resolutions, but rather follows a list of preferences.  On governance issues, the guidelines have a preference for resolutions that increase disclosure and reporting and that enhance the transparency of decision-making without placing an undue burden on the company or requiring the disclosure of proprietary or competitive information.  In addition, the guidelines favor proposals that: preserve and enhance the rights of minority shareholders; increase the Board’s skill base; and increase the accountability of both the Board and management.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Mr. Robert M. Slotky has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

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Portfolio Holdings Information
The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Funds.  The Adviser has also adopted the Portfolio Holdings Policies.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Adviser and the Board of Trustees have considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Adviser and the Board of Trustees have also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Funds.  After due consideration, the Adviser and the Board of Trustees have determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board of Trustees also authorized the Adviser or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Funds’ portfolio holdings: (1) by overseeing the implementation and enforcement of the Portfolio Holdings Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the CCO; (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act); and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board of Trustees reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In the event of a conflict between the interests of the Funds and the interests of the Adviser, or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO of the Adviser or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, is required to maintain the confidentiality of the information disclosed: the Administrator; the Fund Accountant; the Custodian; the Transfer Agent; the Funds’ independent registered public accounting firm; counsel to the Funds or the Board of Trustees (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC may be provided to additional third parties, in accordance with the Portfolio Holdings Policies, only when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.  Currently, between the 5th and 10th business day of the month following a calendar quarter, the Funds provides their quarterly portfolio holdings to rating and ranking organizations, including Lipper, a Thomson Reuters Company, Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc.  The Funds also disclose on their website a complete list of portfolio holdings each month.  Portfolio holdings information may be separately provided to any person at the same time that it is filed with the SEC or one day after it is first published on the Funds’ website.  Portfolio holdings disclosure may be approved under the Portfolio Holdings Policies by the Trust’s CCO, Treasurer or President.

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In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by the Funds plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Funds outstanding at such time.

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

The securities held by the Funds and traded on securities exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.  Securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, based on the value determined on the 61st day.

All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Additional Purchase and Redemption Information

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

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How to Purchase Shares
You may purchase shares of the Funds directly from the Funds, or from securities brokers, dealers or other financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries (and their authorized designee) are authorized to accept your order on behalf of the Funds (each an “Authorized Intermediary”).  If you transmit your purchase request to an Authorized Intermediary before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, shares will be purchased at the applicable price next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is an Authorized Intermediary.

Shares are purchased at the applicable price determined after the Transfer Agent or Authorized Intermediary receives your purchase request in good order, plus applicable sales charges.  In most cases, in order to receive that day’s applicable price, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).

The Trust reserves the right in its sole discretion: (i) to suspend the continued offering of the Funds’ shares; (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Funds; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

How to Redeem Shares and Delivery of Redemption Proceeds
You may redeem your Fund shares any day the NYSE is open for regular trading, either directly with the Funds or through your Financial Intermediary.

Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when: (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Funds’ portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Funds or their authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For accounts with multiple owners, instructions or inquiries from any party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Funds and their agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

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The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the Transfer Agent fails to employ reasonable procedures, the Funds and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the Transfer Agent.

Redemption in Kind
The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to satisfy, in kind, redemption requests of a certain amount.  Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of a Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the net assets of the Fund in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  Redemptions in kind are taxed in the same manner as redemptions paid in cash.

Federal Income Tax Matters
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, intends to qualify and elect to be treated as a RIC under Subchapter M of the Code, provided that the Fund complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of its distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and net capital gain (and tax-exempt income, with respect to the Tax Exempt Funds) for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, a Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes at the Fund level.  If a Fund does not qualify as a RIC and is unable to obtain relief from such failure, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.

To qualify as a RIC, a Fund must derive at least 90% of its gross income from “good income,” which includes: (1) dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies; and (2) other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or foreign currencies.  Some Fund investments may produce income that will not qualify as good income for the purposes of this annual gross income requirement.  There can be no assurance that a Fund will satisfy all requirements to be taxed as a RIC.

A Fund will be subject to a 4% excise tax if it fails to distribute (or be deemed to have distributed) by December 31 of each calendar year: (i) at least 98% of its ordinary income for such year; (ii) at least 98.2% of its capital gain net income for the 12-month period ending on October 31 during such year (reduced by any net ordinary losses, but not below the Fund’s net capital gain for that period); and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

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Investment company taxable income generally consists of interest, dividends, net short-term capital gain and net gain from foreign currency transactions, less expenses.  Net capital gain is the excess of the net long-term gain from a Fund’s sales or exchanges of capital assets over the net short-term loss from such sales or exchanges, taking into account any capital loss carryforward of the Fund.  The Funds may elect to defer certain losses for tax purposes.

Distributions of investment company taxable income are taxable to shareholders at ordinary income rates which, for non-corporate shareholders, are currently as high as 39.6%.  For non-corporate shareholders, a portion of a Fund’s distributions of investment company taxable income may consist of “qualified dividend income” eligible for taxation at the reduced federal income tax rates applicable to long-term capital gains to the extent that the amount distributed is attributable to and reported as “qualified dividend income” and the shareholder meets certain holding period requirements with respect to its Fund shares.  For corporate shareholders, a portion of a Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its shares.  The aggregate amount so reported to either non-corporate or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by a Fund for its taxable year.

Distributions of net capital gain are taxable as long-term capital gain regardless of the length of time shares have been held.  For non-corporate shareholders, long-term capital gain is currently taxed at a maximum rate of 20%.  Distributions of net capital gain are not eligible for “qualified dividend income” treatment or the dividends-received deduction referred to in the previous paragraph.

The Core Equity Fund is the successor to the portfolio of the Rockefeller Global Equity Fund II, L.P., and the Select Equity Fund is the successor to the portfolio of the Rockefeller Select Equity Fund, L.P.  The Core Equity Fund and the Select Equity Fund have each taken the position that they have succeeded to the tax basis of the assets acquired from the respective predecessor limited partnerships.  Shareholders should be aware that as the Core Equity Fund and the Select Equity Fund sell portfolio securities that were acquired from the respective predecessor limited partnerships, any gain inherent in such securities at the time the Fund acquired such securities, along with any appreciation that occurred while the Fund held such securities, may be recognized by the Fund, and any such recognized gain will be distributed to Fund shareholders and will be taxable to them for federal income tax purposes.  Accordingly, a shareholder of the Core Equity Fund and the Select Equity Fund may be taxed on appreciation that occurred before the shareholder purchased shares of such Fund, including appreciation that occurred prior to such Fund’s acquisition of portfolio securities from a predecessor limited partnership.

The Tax Exempt Funds intend to invest their assets in qualifying municipal debt obligations, the interest on which is generally exempt from regular federal income tax.  For the Tax Exempt Funds to pay tax-exempt distributions for any taxable year, at least 50% of the aggregate value of their respective assets at the close of each quarter of their taxable year must consist of municipal obligations that are exempt under Section 103 of the Code.  A portion of a tax-exempt distributions declared by the Tax Exempt National Funds may consist of income attributable to certain private activity bonds which are treated as preference items and which must be taken into account in calculating your alternative minimum tax.  Tax-exempt distributions may also be subject to state or local income taxes, provided that the Tax Exempt New York Bond Fund anticipates that its tax-exempt distributions will be exempt from New York State and New York City personal income taxes.

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Distributions of investment company taxable income, tax-exempt income and net capital gain will be taxable as described above whether received in additional Fund shares or in cash.  Shareholders who choose to receive distributions in the form of additional Fund shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.  Distributions are generally includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Certain individuals, trusts and estates may be subject to a Medicare tax of 3.8% (in addition to the regular income tax).  The Medicare tax is imposed on the lesser of: (i) a taxpayer’s investment income (which excludes tax-exempt distributions made by the Tax Exempt Funds), net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Funds’ distributions (other than tax-exempt distributions made by the Tax Exempt Fund) are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon the sale, redemption or exchange of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

A sale, redemption or exchange of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss.  Gain or loss realized upon a sale, redemption or exchange will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as short-term capital gain or loss.  Any loss realized upon a sale, redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which the shareholder’s risk of loss is offset by means of options, short sales, or similar transactions is not counted.  Any loss realized upon a sale, redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale, redemption or exchange.  If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale, redemption or exchange of the shares.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of investment company taxable income paid after June 30, 2014 and distributions of net capital gain and the gross proceeds of a sale, exchange, or redemption of Fund shares paid after December 31, 2016 to: (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things; and (ii) certain “non-financial foreign entities” unless such entity certifies to the Funds that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Funds and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

The Funds’ transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may accelerate recognition of income to the Funds, defer the Funds’ losses, and affect whether capital gain and loss is characterized as long-term or short-term.  These provisions could therefore affect the character, amount and timing of distributions to shareholders.  These provisions also may require a Fund to “mark-to-market” certain positions (i.e., treat them as if they were closed out).  This “mark-to-market” requirement may cause the Fund to recognize income without receiving cash, and the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any income and excise taxes at the Fund level.  Accordingly, a Fund may have to dispose of its investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements of the Code.

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Except in the case of certain exempt shareholders, if a shareholder does not furnish the Funds with its correct Social Security Number or taxpayer identification number and certain certifications or the Funds receive notification from the Internal Revenue Service (“IRS”) requiring backup withholding, the Funds are required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate of 28% for U.S. residents.

Foreign taxpayers (including nonresident aliens) are generally subject to a withholding tax at a flat rate of 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and net capital gain, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and net capital gain that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.

Distributions
The Funds will generally receive income primarily in the form of interest, dividends and foreign currency gains on the Funds’ investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of a Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in their shares.

The Funds may also receive distributions of net capital gain from a Fund’s investments in ETFs and other mutual funds and may realize capital gains or losses in connection with sales or other dispositions (either actual or deemed) of their portfolio securities.  Any net gain that a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any capital loss carryforward) will be distributed to shareholders as a part of the distributions of net investment income.  If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital loss carryforward) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that the shares may have been held by the shareholders.  Net capital losses realized by a Fund may be carried over indefinitely, and will generally retain their character as short-term or long-term capital losses.  For more information concerning applicable capital gains tax rates, please consult your tax adviser.

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Any distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to federal income taxes.

Distributions will be reinvested in additional shares of the Funds unless the shareholder has otherwise indicated.  Shareholders have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

Cost Basis Reporting
The Funds are required to report to the shareholders and the IRS the cost basis of Fund shares (“covered shares”) when a shareholder sells or redeems such shares.  This reporting requirement does not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies (“non-covered shares”).  The Funds are not required to determine or report a shareholder’s cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale, redemption or exchange of a share results in a gain or loss.  If you sell, exchange or redeem covered shares during any year, then the Funds will report the gain or loss, cost basis, and holding period of such shares to the IRS and you on Consolidated Form 1099.

A cost basis method is the method by which the Funds determine which specific covered shares are deemed to be sold or redeemed when a shareholder sells or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing NAVs.  The Funds will use the high cost method, which deems shares with the highest cost basis to be sold, redeemed or exchanged first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its shares.  The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Financial Statements
As the Funds have recently commenced operations, there are no financial statements available at this time.  Shareholders of the Funds will be informed of the Funds’ progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A - RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term.  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

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SPUR (Standard & Poor’s Underlying Rating)
A SPUR rating is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor's maintains surveillance of an issue with a published SPUR

Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').

The analyses, including ratings, of Standard & Poor’s and its affiliates (together Standard & Poor’s) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor’s assumes no obligation to update any information following publication.  Users of ratings or other analyses should not rely on them in making any investment decision.  Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s does not act as a fiduciary or an investment advisor except where registered as such.  While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.  Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

Standard & Poor’s assigns qualifiers to ratings when appropriate.  This section details active qualifiers.

Standard & Poor's uses six qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a 'p' qualifier, which indicates the rating addressed the principal portion of the obligation only. Likewise, the qualifier can indicate a limitation on the type of information used, such as "pi" for public information. A qualifier appears as a suffix and is part of the rating.

1.  Federal Deposit Insurance Limit:  “L” qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

2.  Principal Payment:  “p” qualifier
This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest portion is not rated.

3.  Interest Payment:  “I” qualifier
This suffix is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The ‘i’ suffix indicates that the rating addresses the interest portion of the obligation only.  The ‘i’ suffix will always be used in conjunction with the ‘p’ suffix, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

4.  Public Information Ratings:  “pi” qualifier
Ratings with a ‘pi’ suffix are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ suffix.  Ratings with a ‘pi’ suffix are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

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5.  Preliminary Ratings:  “prelim” qualifier

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below.  Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation.  Standard & Poor’s reserves the right not to issue a final rating.  Moreover, if a final rating is issued, it may differ from the preliminary rating.

—	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
—
Preliminary ratings are assigned to Rule 415 Shelf Registrations.  As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies

—
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor.  Preliminary ratings may also be assigned to the obligors.  These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

—
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final.  Preliminary ratings may also be assigned to these entities’ obligations.

—
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited.  The preliminary rating may be assigned to the entity and to its proposed obligation(s).  These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event.  Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

—	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

6.  Termination Structures:  “t” qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

1.  Contingent upon final documentation: “*” inactive qualifier
This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.  Discontinued use in August 1998.

2.  Termination of obligation to tender:  “c” inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.  Discontinued use in January 2001.

3.  U.S. direct government securities:  “G” inactive qualifier
The letter “G” following the rating symbol when a fund’s portfolio consists primarily of direct U.S. Government securities.

4.  Provisional Ratings:  “pr” inactive qualifier
The letters ‘pr’ indicate that the rating is provisional.  A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

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5.  Quantitative Analysis of publication information:  “q” inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

6.  Extraordinary risks:  “r” inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks.  Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Other Identifiers

1. Unsolicited: 'unsolicited' and 'u' identifier
The 'u' identifier and 'unsolicited' designation are unsolicited credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

2.  Structured finance:  “sf” identifier
The (sf) suffix is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor.  The addition of this suffix to a credit rating does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

Local Currency and Foreign Currency Ratings

Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909.  The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same.  There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change.  For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue.  Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen.  While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings.  Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality.  In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations.  For example, they have no value in forecasting the direction of future trends of market price.  Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc.  During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

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The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”.  The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present.  Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind.  Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities.  As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications.  Reference should be made to these statements for information regarding the issuer.  Moody’s ratings are not commercial credit ratings.  In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.  Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

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SHORT-TERM VS. LONG-TERM RATINGS

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings.  It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned.  Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country.  Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments.  It is not related to the rating scale of any other national market.  Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.  Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature.  In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales.  For instance, Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Limitations of the National Rating Scale

Specific limitations relevant to National Rating scale include:

•	National scale ratings are only available in selected countries.
•
National scale ratings are only directly comparable with other national ratings in the same country.  There is a certain correlation between national and global ratings but there is not a precise translation between the scales.  The implied probability of default of a given national scale rating will vary over time.

•
The value of default studies for national ratings can be limited.  Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time.  As a result, a default study using only national ratings may not give an accurate picture of the historical relationship between ratings and default risk.  Users should exercise caution if they wish to infer future default probabilities for national scale ratings using the historical default experience with international ratings and mapping tables to link the national and international ratings.  As with ratings on any scale, the future will not necessarily follow the past.

•
Fitch attaches less confidence to conclusions about national scale default probabilities than for International Credit ratings.  There has not been a comprehensive global study of default history among entities with national scales to show that their ex-post default experience has been consistent with ex-ante probabilities implied.  This is due to the relatively short history of ratings in emerging markets and the restrictive relative nature of the national scales.

The above list is not exhaustive, and is provided for the reader’s convenience.  Readers are requested to review the section Understanding Credit Ratings — Limitations and Usage for further information on the limitations of the agency’s ratings.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country.  Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

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F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD:  Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
—	Nature of and provisions of the obligation;
—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

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CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the due date, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period.  The ‘D’ rating  also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.  Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs.  Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment.  Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country.  This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country.  The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country.  Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country.  Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.  For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

RD:  Restricted default.
“RD” ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.  This would include:
•	a. the selective payment default on a specific class or currency of debt;
•
b.  the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or
•	d. execution of a distressed debt exchange on one or more material financial obligations.

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D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO International country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings  beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating.  Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

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MIG 3
This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.  The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

* For SBPA-backed VRDBS. The rating transitions are higher to allow for distance to downgrade to below-investment grade due to the presence of automatic termination events in the SBPAs

Updated November 21, 2013

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TRUST FOR PROFESSIONAL MANAGERS
PART C

ROCKEFELLER FUNDS

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)			Investment Advisory Agreement – Filed Herewith.
(e)			Distribution Agreement – Filed Herewith.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)			Custody Agreement – Filed Herewith.
(h)			Other Material Contracts.
	(1)		Fund Administration Servicing Agreement – Filed Herewith.
	(2)		Transfer Agent Servicing Agreement – Filed Herewith.
	(3)		Fund Accounting Servicing Agreement – Filed Herewith.
	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 357 to its Registration Statement on Form N-1A with the SEC on January 25, 2013, and is incorporated by reference.
	(5)		Operating Expenses Limitation Agreement – Filed Herewith.
(i)			Legal Opinions.
	(1)		Opinion and Consent of Counsel – Filed Herewith.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm – Not Applicable.
(k)			Omitted Financial Statements.
	(1)		Audited Financial Statements as of December 31, 2012 for Rockefeller Global Equity Fund II, L.P., the predecessor partnership to Rockefeller Core Equity Fund – To Be Filed By Amendment.
(l)
Agreement Relating to Initial Capital was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)		(1)	Rule 12b-1 Plan – Not Applicable.
		(2)	Shareholder Servicing Plan – Filed Herewith.
(n)			Rule 18f-3 Plan – Filed Herewith.
(o)			Reserved.

(p)		Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 322 to its Registration Statement on Form N-1A with the SEC on June 26, 2012, and is incorporated by reference.

	(2)	Code of Ethics for Fund and Adviser – Filed Herewith.
(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 330 to its Registration Statement on Form N-1A with the SEC on September 19, 2012, and is incorporated by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Rockefeller & Co., Inc. (the “Adviser”) serves as the investment adviser for the Rockefeller Core Equity Fund, Rockefeller Select Equity Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, and Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Funds”).  The principal business address of the Adviser is 10 Rockefeller Plaza, Third Floor, New York, New York 10020.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), and dated October 18, 2013.  The Form ADV for the Adviser may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.    Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust

2

Bridge Builder Trust	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brookfield Investment Funds	Merger Fund
Brown Advisory Funds	Monetta Trust
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Cushing Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
FactorShares Trust	Provident Mutual Funds, Inc.
First American Funds, Inc.	Purisima Funds
First American Investment Funds, Inc.	Rainier Investment Management Mutual Funds
First American Strategy Funds, Inc.	RBC Funds Trust
Glenmede Fund, Inc.	SCS Financial Funds
Glenmede Portfolios	Stone Ridge Trust
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

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Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Rockefeller & Co., Inc. 10 Rockefeller Plaza, Third Floor New York, New York 10020
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 420 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 20th day of December, 2013.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 420 to its Registration Statement has been signed below on December 20, 2013, by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By:       /s/ John P. Buckel
John P. Buckel
*Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 357 to its Registration Statement on Form N-1A with the SEC on January 25, 2013, and is incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement	EX-99.d
Distribution Agreement	EX-99.e
Custody Agreement	EX-99.g
Fund Administration Servicing Agreement	EX-99.h.1
Transfer Agent Servicing Agreement	EX-99.h.2
Fund Accounting Servicing Agreement	EX-99.h.3
Operating Expense Limitation Agreement	EX-99.h.5
Opinion and Consent of Counsel	EX-99.i.1
Shareholder Servicing Plan	EX-99.m.2
Rule 18f-3 Multiple Class Plan	EX-99.n
Code of Ethics for Fund and Adviser	EX-99.p.2